                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21474

               Oppenheimer Limited Term California Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
MUNICIPAL BONDS AND NOTES--110.7%
CALIFORNIA--103.8%
$    100,000   Adelanto, CA Elementary School District
               Community Facilities District No. 1(1)           4.700%   09/01/2012   09/01/2012    $     93,196
     695,000   Adelanto, CA Improvement Agency, Series B(1)     5.500    12/01/2023   05/24/2018(A)      678,994
     210,000   Adelanto, CA Public Financing Authority,
               Series B(1)                                      6.300    09/01/2028   07/12/2023(A)      194,928
      25,000   Alameda, CA Public Financing Authority (West
               End Community)(1)                                6.800    04/01/2016   04/01/2010(B)       25,312
     350,000   Alameda, CA Transportation Authority(1)          5.250    10/01/2021   10/01/2010(B)      354,561
      25,000   Alvord, CA Unified School District Community
               Facilities District(1)                           6.200    09/01/2025   04/02/2024(A)       23,464
   1,500,000   Antelope Valley, CA Healthcare District(1)       5.250    09/01/2017   09/01/2017       1,459,379
     550,000   Antioch, CA Public Financing Authority(1)        5.625    01/01/2022   01/01/2011(B)      567,474
      35,000   Apple Valley, CA Improvement Bond Act 1915(1)    6.900    09/02/2015   12/07/2012(B)       36,148
      15,000   Aromas, CA Water District(1)                     5.600    09/01/2018   04/02/2017(A)       13,995
      15,000   Atwater, CA Redevel. Agency (Downtown
               Redevel.)(1)                                     5.500    06/01/2019   06/01/2019          13,911
      25,000   Azusa, CA COP(1)                                 5.750    08/01/2020   02/01/2010(B)       25,244
      35,000   Bakersfield, CA Improvement Bond Act 1915(1)     5.600    09/02/2020   03/02/2016(B)       32,568
      45,000   Bakersfield, CA Improvement Bond Act 1915(1)     6.100    09/02/2024   10/15/2022(A)       42,120
      15,000   Bakersfield, CA Improvement Bond Act 1915(1)     7.100    09/02/2015   03/02/2010(B)       15,025
       5,000   Banning, CA Improvement Bond Act 1915(1)         8.400    09/02/2010   09/01/2010(B)        5,161
      25,000   Beaumont, CA Financing Authority, Series A(1)    5.700    09/01/2035   10/10/2033(A)       20,075
     125,000   Beaumont, CA Financing Authority, Series A(1)    7.000    09/01/2023   09/30/2018(A)      124,328
      55,000   Beaumont, CA Financing Authority, Series B(1)    6.000    09/01/2034   04/01/2030(A)       50,366
      30,000   Belmont, CA Redevel. Agency (Los Costano
               Community Devel.)(1)                             5.500    08/01/2016   11/02/2009(B)       30,024
      50,000   Blythe, CA Redevel. Agency (Redevel. Project
               No. 1 Tax Allocation)(1)                         5.750    05/01/2034   06/29/2032(A)       42,213
     145,000   Bonita Canyon, CA Public Facilities
               Financing Authority(1)                           5.375    09/01/2028   11/21/2022(A)      125,293
      80,000   Brentwood, CA Improvement Bond Act 1915(1)       6.800    09/02/2017   11/02/2009(B)       80,034


             1 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     30,000   Brisbane, CA Improvement Bond Act 1915
               (Northeast Ridge)(1)                             5.875%   09/02/2020   03/30/2019(A) $     28,532
     205,000   Brisbane, CA Public Financing Authority(1)       6.000    05/01/2026   07/25/2023(A)      183,282
      35,000   Buena Park, CA Special Tax (Park Mall)(1)        6.125    09/01/2033   10/15/2031(A)       30,488
     250,000   Burbank, CA Community Facilities District
               Special Tax(1)                                   5.200    12/01/2023   06/24/2022(A)      226,943
      25,000   Burbank, CA Public Service Dept.(1)              5.125    06/01/2016   12/01/2009(B)       25,208
     280,000   CA ABAG Finance Authority for NonProfit
               Corporations (Lincoln Glen Manor)(1)             6.100    02/15/2025   02/15/2010(B)      280,423
   2,100,000   CA ABAG Finance Authority for NonProfit
               Corporations (San Diego Hospital Assoc.)(1)      6.125    08/15/2020   02/15/2012(B)    2,147,376
       5,000   CA ABAG Finance Authority for NonProfit
               Corporations COP(1)                              5.600    11/01/2023   11/02/2009(B)        5,000
      10,000   CA ABAG Finance Authority for NonProfit
               Corporations COP(1)                              5.750    08/15/2014   11/02/2009(B)       10,041
      20,000   CA ABAG Finance Authority for NonProfit
               Corporations COP(1)                              5.800    03/01/2023   11/02/2009(B)       20,017
      35,000   CA ABAG Finance Authority for NonProfit
               Corporations COP(1)                              6.000    08/15/2020   11/02/2009(B)       35,152
     150,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (American Baptist Homes of
               the West)(1)                                     5.850    10/01/2027   09/17/2023(A)      138,270
      50,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (American Baptist Homes of
               the West)(1)                                     6.100    10/01/2017   11/02/2009(B)       50,009
      25,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (Episcopal Homes
               Foundation)(1)                                   5.125    07/01/2013   07/01/2010(B)       25,160
      85,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (Home for Jewish Parents)(1)    5.625    05/15/2022   11/02/2009(B)       85,224
      25,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (Home for Jewish Parents)(1)    5.625    05/15/2022   11/02/2009(B)       25,003
     725,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (Lytton Gardens)(1)             6.000    02/15/2019   02/15/2010(B)      726,544
     155,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (O'Connor Woods)(1)             6.200    11/01/2029   11/01/2010(B)      140,525
      65,000   CA ABAG Tax Allocation, Series A(1)              6.000    12/15/2014   12/15/2009(B)       65,414


             2 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$    100,000   CA Affordable Hsg. Agency (Merced County
               Hsg. Authority)(1)                               6.500%   01/01/2033   01/01/2029(A) $     73,097
   8,850,000   CA County Tobacco Securitization Agency          5.830(2) 06/01/2033   03/18/2015(A)    1,082,444
   2,480,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                        0.000(3) 06/01/2021   03/15/2014(B)    2,010,040
   1,240,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                        0.000(3) 06/01/2028   09/12/2018(A)      911,003
     285,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                        5.500    06/01/2033   06/01/2011(A)      239,409
   1,860,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                        5.750    06/01/2029   11/23/2011(A)    1,635,591
      25,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                        5.875    06/01/2027   06/01/2012(B)       24,769
     290,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                        5.875    06/01/2035   03/28/2017(A)      234,468
     280,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                        5.875    06/01/2043   08/27/2019(A)      222,172
     750,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                        6.000    06/01/2029   06/01/2012(A)      679,515
     665,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                        6.000    06/01/2035   05/01/2018(A)      546,989
     435,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                        6.000    06/01/2042   01/01/2020(A)      352,320
  10,700,000   CA County Tobacco Securitization Agency
               (TASC)                                           6.068(2) 06/01/2046   09/09/2028(A)      388,624
  51,520,000   CA County Tobacco Securitization Agency
               (TASC)                                           6.192(2) 06/01/2050   01/02/2026(A)    1,302,426
      50,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                        6.250    06/01/2037   06/11/2017(A)       42,350
      85,000   CA Dept. of Veterans Affairs Home Purchase(1)    5.200    12/01/2027   11/02/2009(B)       85,000
      60,000   CA Dept. of Veterans Affairs Home Purchase(1)    5.200    12/01/2028   11/02/2009(B)       60,024
   3,395,000   CA Dept. of Veterans Affairs Home Purchase       5.450    12/01/2019   12/01/2009(B)    3,450,067
      25,000   CA Dept. of Water Resources (Center
               Valley)(1)                                       5.000    12/01/2029   11/02/2009(B)       25,014
     525,000   CA Dept. of Water Resources (Center
               Valley)(1)                                       5.250    07/01/2022   11/02/2009(B)      525,567
      20,000   CA Dept. of Water Resources (Center
               Valley)(1)                                       5.400    07/01/2012   01/01/2010(B)       20,069
      25,000   CA East Side Union High School District(1)       5.250    09/01/2025   09/01/2010(B)       25,085
      45,000   CA Educational Facilities Authority(1)           5.125    04/01/2017   04/01/2017          43,227


             3 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     25,000   CA Educational Facilities Authority
               (California College of Arts and Crafts)(1)       5.875%   06/01/2030   07/11/2028(A) $     23,292
       5,000   CA Educational Facilities Authority (College
               and University Financing)(1)                     6.250    06/01/2018   11/02/2009(B)        5,008
      60,000   CA Educational Facilities Authority
               (Dominican University of California/Harvey
               Mudd College Obligated Group)(1)                 5.500    03/01/2011   11/02/2009(B)       60,185
      15,000   CA Educational Facilities Authority (Los
               Angeles College of Chiropractic)(1)              5.600    11/01/2017   10/12/2013(A)       10,654
      50,000   CA Educational Facilities Authority
               (Stanford University)(1)                         5.125    01/01/2031   02/01/2010(B)       50,088
     335,000   CA Financing Authority (Wastewater
               Improvement)(1)                                  6.100    11/01/2033   12/17/2031(A)      290,797
      60,000   CA GO(1)                                         4.800    08/01/2014   11/02/2009(B)       60,085
      25,000   CA GO(1)                                         5.000    06/01/2017   11/02/2009(B)       25,028
      25,000   CA GO(1)                                         5.000    06/01/2019   11/02/2009(B)       25,019
       5,000   CA GO(1)                                         5.000    06/01/2019   06/01/2011(B)        5,076
       5,000   CA GO(1)                                         5.000    02/01/2021   11/02/2009(B)        5,003
     100,000   CA GO(1)                                         5.000    11/01/2022   05/01/2010(B)      100,295
      75,000   CA GO(1)                                         5.000    10/01/2023   11/02/2009(B)       75,021
      10,000   CA GO(1)                                         5.000    10/01/2023   11/02/2009(B)       10,003
      45,000   CA GO(1)                                         5.000    02/01/2025   11/02/2009(B)       45,008
      10,000   CA GO(1)                                         5.000    02/01/2025   11/02/2009(B)       10,001
      60,000   CA GO(4)                                         5.100    03/01/2010   03/01/2010          60,208
      25,000   CA GO(1)                                         5.125    10/01/2027   11/02/2009(B)       24,999
      25,000   CA GO(1)                                         5.150    12/01/2013   11/02/2009(B)       25,018
      15,000   CA GO(1)                                         5.200    06/01/2010   12/01/2009(B)       15,055
     105,000   CA GO(1)                                         5.250    06/01/2011   12/01/2009(B)      105,358
      25,000   CA GO(1)                                         5.250    10/01/2013   04/01/2010(B)       25,288
      20,000   CA GO(1)                                         5.250    06/01/2016   12/01/2009(B)       20,032
      25,000   CA GO(1)                                         5.250    04/01/2018   11/02/2009(B)       25,029
      10,000   CA GO(1)                                         5.250    04/01/2019   11/02/2009(B)       10,010
      10,000   CA GO(1)                                         5.250    04/01/2021   11/02/2009(B)       10,008
     160,000   CA GO(1)                                         5.250    06/01/2021   12/01/2009(B)      160,125
      10,000   CA GO(1)                                         5.250    02/01/2029   02/01/2013(B)        9,915
      10,000   CA GO(1)                                         5.250    02/01/2030   02/01/2012(B)        9,876
      15,000   CA GO(1)                                         5.300    09/01/2011   09/01/2010(B)       15,199
      15,000   CA GO(1)                                         5.350    12/01/2013   04/27/2011(B)       15,228
      15,000   CA GO(1)                                         5.375    06/01/2026   12/01/2009(B)       15,003
      15,000   CA GO(1)                                         5.500    03/01/2010   03/01/2010          15,213


             4 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$    100,000   CA GO(4)                                         5.500%   06/01/2010   12/01/2009(B) $    100,376
      15,000   CA GO(1)                                         5.500    06/01/2013   11/02/2009(B)       15,038
      50,000   CA GO(1)                                         5.500    06/01/2014   11/02/2009(B)       50,103
      55,000   CA GO(1)                                         5.500    04/01/2015   04/01/2010(B)       55,564
      30,000   CA GO(1)                                         5.500    04/01/2019   04/01/2010(B)       30,182
      15,000   CA GO(1)                                         5.500    03/01/2020   09/01/2010(B)       15,054
      25,000   CA GO(1)                                         5.500    03/01/2020   09/01/2010(B)       25,089
      20,000   CA GO(1)                                         5.500    10/01/2022   04/01/2010(B)       20,296
       5,000   CA GO(1)                                         5.600    09/01/2021   09/01/2010(B)        5,061
      70,000   CA GO(1)                                         5.625    10/01/2021   04/01/2010(B)       71,057
     130,000   CA GO(1)                                         5.625    10/01/2023   04/01/2010(B)      131,832
      10,000   CA GO(1)                                         5.625    09/01/2024   09/01/2010(B)       10,117
      15,000   CA GO(1)                                         5.625    10/01/2026   04/01/2010(B)       15,113
      75,000   CA GO(1)                                         5.750    03/01/2010   03/01/2010          76,205
       5,000   CA GO(1)                                         5.750    03/01/2012   09/01/2010(B)        5,066
      35,000   CA GO(1)                                         5.750    03/01/2015   09/01/2010(B)       35,317
   4,780,000   CA GO(1)                                         5.750    11/01/2017   05/01/2010(B)    4,829,330
      35,000   CA GO(1)                                         5.750    11/01/2017   05/01/2010(B)       35,361
      25,000   CA GO(1)                                         5.800    06/01/2013   11/02/2009(B)       25,069
   1,410,000   CA GO(1)                                         5.900    04/01/2023   04/01/2010(B)    1,432,715
     230,000   CA GO(1)                                         5.900    04/01/2023   04/01/2010(B)      233,687
      75,000   CA GO(1)                                         5.900    03/01/2025   09/01/2010(B)       75,277
      20,000   CA GO(1)                                         6.000    08/01/2010   02/01/2010(B)       20,231
      10,000   CA GO(1)                                         6.000    05/01/2011   05/01/2010(B)       10,234
      25,000   CA GO(1)                                         6.000    05/01/2012   05/01/2010(B)       25,515
      15,000   CA GO(1)                                         6.000    10/01/2014   04/01/2010(B)       15,180
      20,000   CA GO(1)                                         6.000    08/01/2015   02/01/2010(B)       20,142
      20,000   CA GO(1)                                         6.000    05/01/2018   05/01/2010(B)       20,211
       5,000   CA GO(1)                                         6.000    08/01/2019   02/01/2010(B)        5,023
      40,000   CA GO(1)                                         6.000    10/01/2021   04/01/2010(B)       40,700
      85,000   CA GO(1)                                         6.000    08/01/2024   02/01/2010(B)       85,851
     605,000   CA GO(1)                                         6.250    10/01/2019   04/01/2010(B)      610,318
      45,000   CA GO(1)                                         6.250    10/01/2019   04/01/2010(B)       45,396
     295,000   CA GO (Safe Drinking Water)(1)                   8.250    09/01/2010   09/01/2010         302,077
      25,000   CA Golden State Tobacco Securitization
               Corp.(1)                                         5.000    06/01/2020   06/01/2010(B)       24,837
  17,465,000   CA Golden State Tobacco Securitization Corp.
               (TASC)(1)                                        4.500    06/01/2027   03/14/2014(A)   15,138,313
     500,000   CA Golden State Tobacco Securitization Corp.
               (TASC)(1)                                        5.000    06/01/2018   02/01/2010(B)      500,050
     600,000   CA Golden State Tobacco Securitization Corp.
               (TASC)(1)                                        5.000    06/01/2033   06/23/2019(A)      457,848


             5 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$      5,000   CA Health Facilities Financing Authority
               (Catholic Healthcare West)(1)                    5.000%   07/01/2011   11/02/2009(B) $      5,009
     145,000   CA Health Facilities Financing Authority
               (Catholic Healthcare West)(1)                    5.000    07/01/2021   11/02/2009(B)      145,041
     160,000   CA Health Facilities Financing Authority
               (Catholic Healthcare West)(1)                    5.250    07/01/2023   11/02/2009(B)      160,040
      30,000   CA Health Facilities Financing Authority
               (Catholic Healthcare West)(1)                    5.250    07/01/2023   11/02/2009(B)       30,011
   3,000,000   CA Health Facilities Financing Authority
               (Catholic Healthcare West)(5)                    5.375    07/01/2021   07/01/2014(A)    3,053,640
     155,000   CA Health Facilities Financing Authority
               (Catholic Healthcare West)(1)                    6.000    07/01/2013   11/02/2009(B)      155,339
      85,000   CA Health Facilities Financing Authority
               (Community Program)(1)                           7.200    01/01/2012   02/01/2010(B)       85,299
      45,000   CA Health Facilities Financing Authority
               (Downey Community Hospital)                      5.750    05/15/2015   08/04/2012(A)       29,831
      50,000   CA Health Facilities Financing Authority
               (Fellowship Homes)(1)                            6.000    09/01/2019   11/02/2009(B)       50,050
      10,000   CA Health Facilities Financing Authority
               (FF/OCTC/SCADP Obligated Group)(1)               6.500    12/01/2022   11/02/2009(B)       10,009
   2,000,000   CA Health Facilities Financing Authority
               (Kaiser Permanente)(1)                           5.400    05/01/2028   11/01/2009(B)    2,017,300
      40,000   CA Health Facilities Financing Authority
               (Marshall Hospital)(1)                           5.125    11/01/2012   11/02/2009(B)       40,061
      20,000   CA Health Facilities Financing Authority
               (Mercy Senior Hsg.)(1)                           5.800    12/01/2018   11/02/2009(B)       20,010
      30,000   CA Health Facilities Financing Authority
               (Providence Health System-Southern
               California)(1)                                   5.500    10/01/2013   11/02/2009(B)       30,070
      40,000   CA Health Facilities Financing Authority
               (San Fernando Valley Community Mental Health
               Center)(1)                                       5.250    06/01/2023   10/26/2017(A)       39,237
      50,000   CA Health Facilities Financing Authority
               (Sunny View Lutheran Home)(1)                    5.100    01/01/2024   02/09/2022(A)       48,236
       5,000   CA Health Facilities Financing Authority
               (Sutter Health)(1)                               5.000    08/15/2017   11/02/2009(B)        5,005
     135,000   CA Health Facilities Financing Authority
               (Sutter Health)(1)                               5.125    08/15/2022   11/02/2009(B)      135,077


             6 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     30,000   CA Health Facilities Financing Authority
               (Sutter Health)(1)                               5.375%   08/15/2030   08/15/2010(B) $     30,042
      30,000   CA HFA                                           8.037(2) 08/01/2015   04/14/2011(A)       18,780
     100,000   CA HFA                                           8.242(2) 02/01/2015   02/11/2011(A)       67,021
   6,325,000   CA HFA (Home Mtg.)(1)                            5.000    08/01/2037   01/25/2012(A)    6,162,384
   5,910,000   CA HFA (Home Mtg.)(6)                            5.500    02/01/2042   01/01/2012(A)    5,863,963
   4,460,000   CA HFA (Home Mtg.)(1)                            5.500    02/01/2042   06/26/2012(A)    4,424,944
  12,820,000   CA HFA (Home Mtg.)(1)                            5.500    08/01/2042   09/01/2012(A)   12,625,521
      55,000   CA HFA (Multifamily Hsg.)(1)                     5.375    08/01/2028   01/06/2026(A)       52,103
   2,040,000   CA HFA (Multifamily Hsg.)(1)                     5.400    08/01/2018   08/01/2010(B)    2,043,550
      40,000   CA HFA (Multifamily Hsg.)(1)                     5.400    08/01/2018   08/01/2010(B)       40,070
     445,000   CA HFA (Multifamily Hsg.)(1)                     5.450    08/01/2028   04/13/2024(A)      440,323
      85,000   CA HFA (Multifamily Hsg.)(1)                     5.850    02/01/2010   02/01/2010          85,199
     630,000   CA HFA (Multifamily Hsg.)(1)                     5.950    08/01/2028   02/01/2010(B)      630,132
     390,000   CA HFA (Multifamily Hsg.)(1)                     6.050    08/01/2016   02/01/2010(B)      390,456
     140,000   CA HFA (Multifamily Hsg.)(1)                     6.050    08/01/2027   02/01/2010(B)      140,125
      25,000   CA HFA (Multifamily Hsg.)(1)                     6.050    08/01/2038   02/01/2010(B)       25,002
   2,360,000   CA HFA (Multifamily Hsg.)(1)                     6.150    08/01/2022   02/01/2010(B)    2,362,572
      40,000   CA HFA (Multifamily Hsg.), Series B(1)           5.850    08/01/2010   02/01/2010(B)       40,086
      10,000   CA HFA (Single Family Mtg.),
               Series A(1)                                      5.300    08/01/2018   02/01/2010(B)       10,112
   2,250,000   CA Hi-Desert Memorial Health Care District(1)    5.500    10/01/2015   11/02/2009(B)    2,251,013
   1,245,000   CA Infrastructure and Economic Devel.
               (Copia: The American Center for Wine, Food
               and the Arts)                                    5.350(2) 12/01/2019   12/01/2019         149,238
   1,320,000   CA Infrastructure and Economic Devel.
               (Copia: The American Center for Wine, Food
               and the Arts)                                    5.400(2) 12/01/2020   12/01/2020         135,960
   3,235,000   CA Infrastructure and Economic Devel.
               (Copia: The American Center for Wine, Food
               and the Arts)                                    5.420(2) 12/01/2021   12/01/2021         296,294
      15,000   CA Infrastructure and Economic Devel.
               (Stockton Port District)(1)                      5.375    07/01/2022   02/23/2020(A)       11,966
   1,285,000   CA Inland Empire Tobacco Securitization
               Authority(1)                                     5.000    06/01/2021   09/19/2013(A)    1,202,169
     235,000   CA Intercommunity Hospital Financing
               Authority COP(1)                                 5.250    11/01/2019   10/03/2015(A)      225,466
      55,000   CA Loan Purchasing Finance Authority(1)          5.600    10/01/2014   11/02/2009(B)       55,206
      35,000   CA M-S-R Public Power Agency (San Juan)(1)       6.000    07/01/2022   01/01/2010(B)       36,730
      10,000   CA Maritime Infrastructure Authority (Santa
               Cruz Port District)(1)                           5.750    05/01/2024   05/01/2024           9,050


             7 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     25,000   CA Pollution Control Financing Authority
               (Browning-Ferris Industries)(1)                  5.800%   12/01/2016   12/01/2009(B) $     25,003
      30,000   CA Pollution Control Financing Authority
               (Sacramento Biosolids Facility)(1)               5.300    12/01/2017   06/24/2016(A)       25,919
     240,000   CA Pollution Control Financing Authority
               (Sacramento Biosolids Facility)(1)               5.500    12/01/2024   07/27/2022(A)      167,249
     235,000   CA Pollution Control Financing Authority
               (San Diego Gas & Electric Company)(1)            5.850    06/01/2021   11/02/2009(B)      235,134
     825,000   CA Pollution Control Financing Authority
               (San Diego Gas & Electric Company)(1)            5.850    06/01/2021   11/02/2009(B)      825,553
     190,000   CA Pollution Control Financing Authority
               (San Diego Gas & Electric Company)(1)            5.850    06/01/2021   11/02/2009(B)      190,108
      20,000   CA Pollution Control Financing Authority
               (Southern California Edison Company)(1)          5.550    09/01/2031   09/01/2031          19,336
     435,000   CA Pollution Control Financing Authority
               (Southern California Water Company)(1)           5.500    12/01/2026   12/01/2026         434,965
   6,000,000   CA Pollution Control Financing Authority
               (Waste Management of CA/USA Waste of CA
               Obligated Group)(1)                              6.750    12/01/2027   12/01/2010(D)    6,177,240
     125,000   CA Public Works(1)                               5.250    12/01/2013   11/02/2009(B)      125,374
     140,000   CA Public Works (California Community
               College)(1)                                      5.375    03/01/2011   11/02/2009(B)      140,406
      45,000   CA Public Works (California Science
               Center)(1)                                       5.250    10/01/2017   11/02/2009(B)       45,018
      25,000   CA Public Works (Dept. of Corrections)(1)        5.000    09/01/2021   02/28/2021(A)       24,539
     145,000   CA Public Works (Dept. of Food and
               Agriculture)(1)                                  5.400    06/01/2013   11/02/2009(B)      145,291
     160,000   CA Public Works (State Universities)(4)          5.250    12/01/2013   12/01/2009(B)      160,533
   1,045,000   CA Public Works (State Universities)(1)          5.500    12/01/2018   11/02/2009(B)    1,046,338
     100,000   CA Public Works (Various Community
               Colleges)(1)                                     5.375    03/01/2013   11/02/2009(B)      100,209
      25,000   CA Public Works (Various Community
               Colleges)(1)                                     5.375    03/01/2014   11/02/2009(B)       25,078
      20,000   CA Public Works (Various Community
               Colleges)(1)                                     5.500    09/01/2011   11/02/2009(B)       20,057


             8 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     50,000   CA Public Works (Various Community
               Colleges)(1)                                     5.600%   04/01/2014   11/02/2009(B) $     50,086
     350,000   CA Public Works (Various Community
               Colleges)(1)                                     5.625    03/01/2011   11/02/2009(B)      351,082
   1,055,000   CA Public Works (Various Community
               Colleges)(1)                                     5.625    03/01/2016   11/02/2009(B)    1,056,055
   3,550,000   CA Public Works (Various Community
               Colleges)(1)                                     5.625    03/01/2016   11/02/2009(B)    3,553,550
   1,055,000   CA Public Works (Various Community
               Colleges)(1)                                     5.625    03/01/2019   09/01/2010(B)    1,058,429
      25,000   CA Public Works (Various State
               Universities)(1)                                 5.375    12/01/2019   12/01/2009(B)       25,062
      50,000   CA Public Works (Various State
               Universities)(1)                                 5.400    10/01/2022   11/02/2009(B)       49,999
     100,000   CA Public Works (Various State
               Universities)(1)                                 5.400    10/01/2022   11/02/2009(B)      100,047
      10,000   CA Public Works (Various State
               Universities)(1)                                 5.500    09/01/2015   11/02/2009(B)       10,012
       5,000   CA Resource Efficiency Financing Authority
               COP(1)                                           5.500    04/01/2017   11/02/2009(B)        5,018
      75,000   CA River Highlands Community Services
               District(1)                                      7.750    09/02/2020   09/01/2010(B)       75,279
      15,000   CA River Highlands Community Services
               District(1)                                      8.125    09/02/2020   09/01/2010(B)       15,058
     995,000   CA Rural Home Mtg. Finance Authority (Single
               Family Mtg.)(1)                                  5.700    02/01/2033   05/14/2029(A)      962,573
       5,000   CA Rural Home Mtg. Finance Authority (Single
               Family Mtg.)(1)                                  7.500    08/01/2027   08/01/2012(B)        5,104
     170,000   CA Rural Home Mtg. Finance Authority (Single
               Family Mtg.), Series A(1)                        6.350    12/01/2029   04/01/2010(B)      180,662
      70,000   CA Rural Home Mtg. Finance Authority (Single
               Family Mtg.), Series A(1)                        7.000    09/01/2029   03/01/2010(B)       71,327
      40,000   CA Sierra View Local Health Care District(1)     5.250    07/01/2018   11/02/2009(B)       40,004
   2,000,000   CA Sierra View Local Health Care District(1)     5.400    07/01/2022   01/23/2021(A)    1,999,880
      25,000   CA Statewide CDA(1)                              6.625    09/01/2027   10/16/2025(A)       23,518
      10,000   CA Statewide CDA(1)                              7.000    07/01/2022   11/02/2009(B)       10,000
      90,000   CA Statewide CDA (Bouquet Canyon)(1)             5.300    07/01/2018   07/01/2010(B)       90,405
      90,000   CA Statewide CDA (California Odd Fellow
               Hsg.)(1)                                         5.375    10/01/2013   11/02/2009(B)       90,131


             9 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$  2,000,000   CA Statewide CDA (Citrus Valley Health
               Partners/Citrus Valley Medical
               Center/Foothill Hospital Obligated Group)
               COP(1)                                           5.500%   04/01/2013   04/01/2010(B) $  2,011,180
   1,025,000   CA Statewide CDA (Daughters of Charity
               Health System/St. Francis Medical Center
               Obligated Group)(1)                              5.250    07/01/2025   11/07/2018(A)      965,386
     500,000   CA Statewide CDA (East Tabor Apartments)(1)      6.850    08/20/2036   02/20/2016(B)      533,805
     435,000   CA Statewide CDA (Eastfield Ming Quong)(1)       5.625    06/01/2020   12/01/2009(B)      436,570
      45,000   CA Statewide CDA (Escrow Term)(1)                6.750    09/01/2037   07/27/2036(A)       42,267
     250,000   CA Statewide CDA (Fairfield Apartments)(1)       6.500    01/01/2016   10/18/2012(A)      228,685
       5,000   CA Statewide CDA (GP Steinbeck)(1)               5.700    09/20/2019   09/20/2014(B)        5,254
      85,000   CA Statewide CDA (GP Steinbeck)                  5.897(2) 09/20/2027   09/20/2027          30,052
      15,000   CA Statewide CDA (John Muir Health)(1)           5.125    08/15/2017   11/02/2009(B)       15,014
     100,000   CA Statewide CDA (LA Orthopedic Hospital
               Foundation)                                      5.250    06/01/2015   11/02/2009(B)      100,031
     100,000   CA Statewide CDA (LA Orthopedic Hospital
               Foundation)                                      5.500    06/01/2019   06/01/2019          99,997
     250,000   CA Statewide CDA (Live Oak School)(1)            6.750    10/01/2030   12/19/2023(A)      234,713
     100,000   CA Statewide CDA (Multifamily)                   5.696(2) 09/20/2021   09/20/2021          51,443
     100,000   CA Statewide CDA (Multifamily)                   5.744(2) 09/20/2023   09/20/2023          45,607
     150,000   CA Statewide CDA (Quail Ridge Apartments)(1)     5.375    07/01/2032   11/26/2029(A)      119,472
     430,000   CA Statewide CDA (Rio Bravo)(1,7,8)              6.500    12/01/2018   02/19/2014(A)      389,640
     560,000   CA Statewide CDA (Sycamore)(1)                   6.000    03/20/2038   03/20/2015(B)      597,559
      25,000   CA Statewide CDA Community Facilities
               District(1)                                      6.350    09/01/2021   09/01/2021          24,152
       5,000   CA Statewide CDA COP (CVHP/CVMC/FH Obligated
               Group)(1)                                        5.000    04/01/2018   05/06/2016(A)        4,752
      45,000   CA Statewide CDA COP (CVHP/CVMC/FH Obligated
               Group)(1)                                        5.125    04/01/2023   05/07/2021(A)       43,995
      20,000   CA Statewide CDA Special Tax Community
               Facilities District No. 2007-1 (Orinda)(1)       5.300    09/01/2017   09/01/2017          18,271
   1,215,000   CA Statewide Financing Authority Tobacco
               Settlement (TASC)(1)                             5.625    05/01/2029   07/30/2010(B)    1,180,701
     815,000   CA Statewide Financing Authority Tobacco
               Settlement (TASC)(1)                             5.625    05/01/2029   04/04/2011(B)      791,993
     250,000   CA Statewide Financing Authority Tobacco
               Settlement (TASC)(1)                             6.000    05/01/2037   10/01/2017(B)      204,623


             10 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     45,000   CA Valley Health System COP                      6.875%   05/15/2023   05/15/2011(B) $     24,782
      65,000   CA Valley Health System, Series A                6.500    05/15/2025   05/21/2021(A)       35,796
      15,000   CA Valley Health System, Series A                6.500    05/15/2025   05/21/2021(A)        8,261
     100,000   CA Veterans GO(1)                                4.700    12/01/2012   11/02/2009(B)      100,085
     180,000   CA Veterans GO(1)                                5.300    12/01/2029   04/28/2026(A)      169,353
   2,000,000   CA Veterans GO, Series BH(1)                     5.400    12/01/2014   12/01/2009(B)    2,001,440
      85,000   CA Veterans GO, Series BP(1)                     5.500    12/01/2026   12/01/2016(A)       83,977
      90,000   CA Veterans GO, Series BX(1)                     5.000    12/01/2014   11/02/2009(B)       90,142
      25,000   CA Veterans GO, Series BZ(1)                     5.350    12/01/2021   06/30/2020(A)       24,771
      10,000   CA Water Resource Devel. GO, Series P(1)         5.800    06/01/2011   12/01/2009(B)       10,037
      25,000   CA Water Resource Devel. GO, Series P(1)         5.800    06/01/2014   11/02/2009(B)       25,057
      50,000   CA Water Resource Devel. GO, Series Q(1)         5.000    03/01/2016   11/02/2009(B)       50,068
      35,000   CA Western Hills Water District Special Tax(1)   5.000    09/01/2014   03/25/2013(A)       27,691
      10,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)(1)          3.750    09/01/2010   09/01/2010           9,561
      65,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)(1)          4.000    09/01/2011   09/01/2011          58,533
      25,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)(1)          4.650    09/01/2014   09/01/2014          19,456
     120,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)(1)          6.000    09/01/2024   06/21/2021(A)       71,405
      50,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)(1)          6.125    09/01/2031   03/23/2029(A)       27,217
     115,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)(1)          6.750    09/01/2022   06/06/2018(A)       77,741
      45,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)(1)          6.875    09/01/2031   04/30/2027(A)       27,225
     310,000   CA William S. Hart Union School District(1)      6.000    09/01/2027   04/13/2026(A)      298,806
      10,000   Calabasas, CA Special Tax Community
               Facilities District 98-1(1)                      5.750    09/01/2028   06/18/2025(A)        8,590
      40,000   California City, CA Redevel. Agency Tax
               Allocation(4)                                    7.000    09/01/2015   11/02/2009(B)       40,035


             11 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
     $50,000   Calleguas-Las Virgines, CA Public Financing
               Authority Municipal Water District(1)            5.000%   11/01/2023   11/01/2010(B)      $50,380
      25,000   Campbell, CA Improvement Bond Act 1915
               (Dillon-Gilman Local Improvement District)(1)    7.150    09/02/2012   09/02/2010(B)       25,899
      60,000   Camrosa, CA Water District(1)                    5.500    01/15/2011   11/02/2009(B)       60,176
      20,000   Canyon Lake, CA COP (Railroad Canyon Road)(1)    7.375    06/01/2014   12/01/2009(B)       20,062
      40,000   Capistrano, CA Unified School District
               (Education& Support Facilities) COP(1)           5.250    12/01/2026   12/01/2009(B)       40,068
      75,000   Capistrano, CA Unified School District (Las
               Flores)(1)                                       5.000    09/01/2023   10/06/2021(A)       72,097
      80,000   Carlsbad, CA Improvement Bond Act 1915(1)        5.550    09/02/2028   08/29/2022(A)       69,260
     120,000   Carlsbad, CA Improvement Bond Act 1915(1)        5.950    09/02/2025   10/15/2023(A)      114,776
      30,000   Carlsbad, CA Improvement Bond Act 1915(1)        6.000    09/02/2022   09/17/2021(A)       28,830
      25,000   Carlsbad, CA Unified School District COP
               (Aviara Oaks Middle School)(1)                   5.300    06/01/2017   11/02/2009(B)       25,017
     125,000   Carlsbad, CA Unified School District COP
               (Aviara Oaks Middle School)(1)                   5.300    06/01/2022   11/02/2009(B)      125,225
      95,000   Carson, CA Improvement Bond Act 1915(1)          7.375    09/02/2022   03/02/2010(B)       95,050
      55,000   Castaic, CA Union School District Community
               Facilities District No. 92-1(1)                  8.500    10/01/2013   04/01/2010(B)       55,661
   2,750,000   Castaic, CA Union School District Community
               Facilities District No. 92-1(1)                  9.000    10/01/2019   04/01/2010(B)    2,777,418
      70,000   Cathedral City, CA Improvement Bond Act
               1915(1)                                          5.950    09/02/2034   05/03/2032(A)       63,681
      50,000   Cathedral City, CA Special Tax Community
               Facilities District No. 1(1)                     6.625    09/01/2023   09/25/2022(A)       46,388
      50,000   Cathedral City, CA Special Tax Community
               Facilities District No. 1(1)                     6.700    09/01/2030   01/09/2028(A)       44,141
      20,000   Central CA Unified School District(1)            5.625    03/01/2018   09/01/2010(B)       20,320
      50,000   Central Contra Costa, CA Sanitation
               District(1)                                      5.000    09/01/2022   09/01/2011(B)       51,943
      35,000   Chico, CA Improvement Bond Act 1915 (Mission
               Ranch)(1)                                        6.625    09/02/2011   09/02/2011          35,420
      95,000   Chico, CA Improvement Bond Act 1915 (Mission
               Ranch)(1)                                        6.625    09/02/2012   09/02/2012          96,494
     100,000   Chico, CA Improvement Bond Act 1915 (Mission
               Ranch)(1)                                        6.625    09/02/2013   09/02/2013         101,082


             12 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     45,000   Chino Basin, CA Regional Financing Auth.
               (Municipal Water District Sewer System)(1)       6.000%   08/01/2016   08/01/2010(B) $     45,191
      25,000   Chino Hills, CA Improvement Bond Act 1915(1)     7.500    09/02/2016   05/19/2014(B)       25,836
       5,000   Chino Hills, CA Improvement Bond Act 1915(1)     7.600    09/02/2021   10/25/2019(B)        5,159
     100,000   Chino Hills, CA Special Tax Community
               Facilities District No. 10(1)                    6.400    09/01/2014   09/01/2011(B)      101,754
      55,000   Chino, CA Community Facilities District
               Special Tax(1)                                   5.750    09/01/2034   10/11/2032(A)       48,413
      25,000   Chowchilla, CA Improvement Bond Act 1915(1)      6.700    09/02/2027   12/06/2024(A)       24,766
      55,000   Chula Vista, CA Community Facilities
               District (Eastlake Woods)(1)                     5.700    09/01/2016   09/01/2013(B)       55,609
      15,000   Chula Vista, CA Community Facilities
               District (Eastlake Woods)(1)                     6.100    09/01/2021   03/01/2010(B)       15,075
      10,000   Chula Vista, CA Improvement Bond Act 1915
               Assessment District No. 94-1 (Eastlake)(1)       7.000    09/02/2015   10/22/2013(B)       10,331
      25,000   Colton, CA Community Facilities District
               Special Tax(1)                                   5.800    09/01/2018   10/14/2016(A)       23,723
     175,000   Colton, CA Joint Unified School District(1)      5.700    09/01/2034   10/17/2030(A)      142,849
      50,000   Colton, CA Joint Unified School District
               COP(1)                                           5.100    06/01/2020   12/01/2009(B)       50,144
      50,000   Colton, CA Public Financing Authority,
               Series B(1)                                      5.875    08/01/2027   04/28/2019(A)       43,730
      20,000   Colton, CA Redevel. Agency (West Valley)(1)      6.375    09/01/2035   01/23/2032(A)       17,797
      40,000   Concord, CA Joint Powers Financing Authority
               (Concord Police Facilities)(1)                   5.250    08/01/2019   11/02/2009(B)       40,044
      20,000   Contra Costa County, CA Public Financing
               Authority (Pleasant Hill Bart)(1)                5.125    08/01/2019   08/01/2010(B)       20,107
       5,000   Contra Costa County, CA Special Tax
               Community Facilities District(1)                 5.580    08/01/2016   11/28/2013(A)        4,959
      25,000   Contra Costa, CA Community College District
               COP (Diablo Valley College)(1)                   6.000    06/01/2021   11/02/2009(B)       25,037
     100,000   Corona, CA Redevel. Agency Tax Allocation(1)     5.400    09/01/2011   11/02/2009(B)      100,275
      25,000   Corona, CA Redevel. Agency Tax Allocation(1)     5.500    09/01/2016   11/02/2009(B)       25,029
      15,000   Corona-Norco, CA Unified School District(1)      5.625    09/01/2033   01/09/2030(A)       12,173


             13 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     70,000   Corona-Norco, CA Unified School District(1)      5.750%   09/01/2014   11/02/2009(B) $     70,102
      20,000   Costa Mesa, CA COP(1)                            5.750    12/01/2012   12/01/2009(B)       20,008
      55,000   Crescent City, CA Public Financing
               Authority(1)                                     7.750    09/15/2012   11/02/2009(B)       55,108
      30,000   Culver City, CA Redevel. Finance Authority(1)    5.500    11/01/2014   06/27/2012(B)       30,473
      20,000   Cypress, CA Improvement Bond Act 1915
               (Business and Professional Center)(1)            5.700    09/02/2022   08/17/2018(A)       17,813
      20,000   Davis, CA Joint Unified School District
               Special Tax(1)                                   5.300    08/15/2024   05/11/2021(A)       19,656
      10,000   Del Mar, CA Unified School District(1)           5.875    09/01/2029   10/13/2027(A)        8,754
      40,000   Dixon, CA Public Financing Authority(1)          5.150    09/02/2020   06/23/2017(A)       37,945
      35,000   Dixon, CA Public Financing Authority(1)          5.700    09/02/2020   10/13/2017(A)       32,652
     480,000   Downey, CA Community Devel. Commission Tax
               Allocation (Downey Redevel.)(1)                  5.125    08/01/2020   05/04/2017(A)      479,976
     200,000   Duarte, CA Hsg. (Heritage Park Apartments)(1)    5.850    05/01/2030   12/01/2009(B)      200,114
      90,000   Eastern CA Municipal Water District
               Community Facilities Special Tax (Crown
               Valley Village)(1)                               5.500    09/01/2028   09/14/2027(A)       73,391
      65,000   Eastern CA Municipal Water District
               Community Facilities Special Tax (Crown
               Valley Village)(1)                               5.625    09/01/2034   04/30/2032(A)       51,566
      50,000   Eastern CA Municipal Water District
               Community Facilities Special Tax (Promontory
               Park)(1)                                         5.500    09/01/2024   03/24/2023(A)       44,366
      15,000   Eastern CA Municipal Water District
               Improvement Bond Act 1915(1)                     5.750    09/02/2020   09/02/2020          14,066
      25,000   Emeryville, CA Public Financing Authority(1)     6.100    09/01/2012   11/02/2009(B)       25,059
     145,000   Emeryville, CA Public Financing Authority(1)     6.200    09/01/2025   11/02/2009(B)      145,074
      20,000   Encinitas, CA Improvement Bond Act 1915(1)       6.900    09/02/2017   12/20/2013(A)       19,457
       5,000   Fairfield, CA Improvement Bond Act 1915
               (Green Valley Road/Mangels Blvd.)(1)             7.375    09/02/2018   07/17/2015(B)        5,164
      15,000   Florin, CA Resource Conservation District
               COP(4)                                           6.000    02/01/2029   04/03/2027(A)       13,209
      10,000   Folsom, CA Improvement Bond Act 1915(1)          6.500    09/02/2013   09/01/2010(B)       10,034


             14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     25,000   Folsom, CA Public Financing Authority(1)         5.400%   09/02/2020   08/14/2017(A) $     22,207
      25,000   Folsom, CA Public Financing Authority(1)         5.625    09/02/2020   06/15/2017(A)       23,232
      30,000   Folsom, CA Special Tax Community Facilities
               District No. 7(1)                                6.000    09/01/2024   08/22/2020(A)       27,050
     265,000   Fontana, CA Special Tax (Citrus)(1)              5.000    09/01/2020   09/01/2020         217,274
      10,000   Fontana, CA Special Tax Community Facilities
               District No. 4(1)                                7.125    10/01/2015   04/01/2010(B)       10,050
      25,000   Fowler, CA Public Financing Authority(1)         6.750    09/15/2023   12/07/2020(A)       24,319
      30,000   Fremont, CA Unified School District(1)           5.250    09/01/2016   09/01/2010(B)       30,105
      25,000   Fresno, CA Unified School District COP(1)        4.625    05/01/2011   05/01/2010(B)       25,434
      25,000   Fresno, CA Water System, Series A(1)             5.000    06/01/2024   06/01/2010(B)       25,053
      25,000   Fullerton, CA Community Facilities District
               No. 1 Special Tax (Amerige Heights)(1)           6.200    09/01/2032   11/15/2028(A)       24,140
      80,000   Fullerton, CA School District Special Tax(1)     6.300    09/01/2023   09/01/2011(B)       80,072
      10,000   Galt, CA Improvement Bond Act 1915(1)            5.900    09/02/2022   09/02/2022           9,317
      25,000   Galt, CA Improvement Bond Act 1915(1)            8.450    09/02/2011   09/02/2011          24,817
     165,000   Garden Grove, CA COP (Bahia Village/Emerald
               Isle)(1)                                         5.700    08/01/2023   02/01/2010(B)      165,653
      40,000   Garden Grove, CA Hsg. Authority (Rose
               Garden)(1)                                       6.375    07/01/2012   05/31/2011(A)       39,798
      20,000   Granada, CA Sanitation District Improvement
               Bond Act 1915(1)                                 6.125    09/02/2022   09/16/2021(A)       19,101
      15,000   Greenfield, CA Redevel. Agency(1)                6.000    02/01/2029   02/01/2029          13,353
      10,000   Hawthorne, CA Community Redevel. Agency
               Special Tax(1)                                   6.450    10/01/2017   10/01/2017           9,969
      10,000   Hawthorne, CA Community Redevel. Agency
               Special Tax(1)                                   6.600    10/01/2019   04/07/2019(A)        9,899
     880,000   Hawthorne, CA Community Redevel. Agency
               Special Tax(1)                                   6.750    10/01/2025   11/15/2018(A)      873,910
     180,000   Hawthorne, CA Parking Authority(1)               8.000    09/01/2015   09/01/2010(B)      181,127
     155,000   Hawthorne, CA Parking Authority(1)               8.125    09/01/2019   09/01/2010(B)      155,591
      45,000   Hayward, CA Improvement Bond Act 1915(1)         7.100    09/02/2018   03/02/2010(B)       45,118
      50,000   Hayward, CA Public Finance Authority
               (Hayward Water System)(1)                        5.000    06/01/2011   11/02/2009(B)       50,124
      50,000   Hayward, CA Public Finance Authority
               (Hayward Water System)(1)                        5.100    06/01/2013   11/02/2009(B)       50,142


             15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     40,000   Healdsburg, CA Community Redevel. Agency
               (Sotoyome Community Devel.)(1)                   5.250%   12/01/2025   08/09/2023(A) $     39,826
   2,000,000   Hesperia, CA Public Financing Authority,
                 Tranche A(1)                                   6.250    09/01/2035   09/01/2035       1,750,960
      10,000   Hollister, CA Improvement Bond Act 1915(1)       7.125    09/02/2022   11/13/2016(A)       10,305
      15,000   Huntington Beach, CA Community Facilities
               District(1)                                      5.400    10/01/2020   10/01/2011(B)       15,089
      20,000   Huntington Beach, CA Community Facilities
               District Special Tax(1)                          6.250    09/01/2027   04/14/2026(A)       18,237
      25,000   Huntington Beach, CA Public Financing
               Authority(1)                                     5.500    12/15/2022   11/02/2009(B)       25,008
      10,000   Huntington Beach, CA Public Financing
               Authority(1)                                     5.500    12/15/2027   11/02/2009(B)       10,007
      35,000   Imperial County, CA Special Tax(1)               6.500    09/01/2031   03/04/2026(A)       31,229
      50,000   Indio, CA Community Facilities District
               Special Tax (Talavera)(1)                        5.000    09/01/2017   09/01/2017          47,026
      95,000   Indio, CA Hsg. (Olive Court Apartments)(1)       6.375    12/01/2026   12/01/2009(B)       95,014
      20,000   Indio, CA Improvement Bond Act 1915(1)           6.350    09/02/2027   11/28/2024(A)       19,601
      20,000   Indio, CA Improvement Bond Act 1915(1)           6.375    09/02/2027   06/27/2024(A)       18,487
      35,000   Indio, CA Improvement Bond Act 1915
               Assessment District No. 99.1(1)                  7.125    09/02/2020   09/02/2011(B)       35,189
     750,000   Inland Valley, CA Devel. Agency Tax
               Allocation(1)                                    5.500    04/01/2014   04/01/2014         785,078
  15,900,000   Inland, CA Empire Tobacco Securitization
               Authority (TASC)(1)                              4.625    06/01/2021   09/15/2013(A)   13,561,110
     150,000   Irvine, CA Improvement Bond Act 1915(1)          5.550    09/02/2026   06/15/2023(A)      140,690
      20,000   Irvine, CA Improvement Bond Act 1915(1)          5.600    09/02/2022   11/21/2019(A)       19,251
      30,000   Irvine, CA Improvement Bond Act 1915(1)          5.625    09/02/2024   04/30/2022(A)       28,605
      25,000   Irvine, CA Mobile Home Park (Meadows Mobile
               Home Park)(1)                                    6.050    03/01/2028   02/23/2024(A)       22,447
     100,000   Irvine, CA Unified School District Special
               Tax Community Facilities District No. 86-1(1)    5.500    11/01/2013   11/02/2009(B)      100,182
      30,000   Jefferson, CA Union High School District(1)      5.000    08/01/2024   02/01/2010(B)       30,302
      25,000   Jefferson, CA Union High School District(1)      5.125    08/01/2029   02/01/2010(B)       25,259


             16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     40,000   Jurupa, CA Community Services District COP(1)    5.125%   09/01/2013   03/01/2010(B) $     40,027
      80,000   Jurupa, CA Community Services District
               Special Tax Community Facilities District
               No. 3(1)                                         5.875    09/01/2033   03/26/2029(A)       72,452
      20,000   Jurupa, CA Community Services District
               Special Tax Community Facilities District
               No. 5(1)                                         6.125    09/01/2032   08/26/2028(A)       18,796
      70,000   Kern County, CA (Fire Dept.) COP(4)              5.250    05/01/2013   11/01/2009(B)       70,233
      50,000   Kern County, CA (Fire Dept.) COP(4)              5.250    05/01/2015   11/01/2009(B)       50,167
      25,000   King, CA Community Devel. Agency Tax
               Allocation (King City Redevel.)(1)               7.000    09/01/2021   11/02/2009(B)       25,005
       5,000   Kingsburg, CA Public Financing Authority(1)      7.800    09/15/2010   11/02/2009(B)        5,013
      15,000   Kingsburg, CA Public Financing Authority(1)      8.000    09/15/2021   11/02/2009(B)       15,014
      30,000   La Habra, CA Redevel. Agency Community
               Facilities District(1)                           6.000    09/01/2014   11/02/2009(B)       30,005
      10,000   La Habra, CA Redevel. Agency Community
               Facilities District(1)                           6.000    09/01/2019   10/13/2017(A)        9,703
      55,000   La Mesa, CA Improvement Bond Act 1915(1)         5.750    09/02/2023   08/18/2019(A)       48,695
   1,765,000   Lake Elsinore, CA Improvement Bond Act
               1915(1)                                          7.000    09/02/2030   01/02/2023(A)    1,728,818
      35,000   Lake Elsinore, CA School Financing
               Authority(1)                                     6.000    09/01/2011   09/01/2010(B)       35,357
     500,000   Lake Elsinore, CA Special Tax(1)                 5.100    09/01/2022   04/17/2021(A)      444,035
   1,135,000   Lake Elsinore, CA Unified School District(1)     5.300    09/01/2026   11/01/2024(A)      997,154
     125,000   Lammersville, CA School District Community
               Facilities District (Mountain House)(1)          5.500    09/01/2013   09/01/2013         124,861
      50,000   Lammersville, CA School District Community
               Facilities District (Mountain House)(1)          6.300    09/01/2024   06/21/2022(A)       47,726
      50,000   Lancaster, CA Community Facilities District
               Special Tax(1)                                   6.000    10/01/2016   12/24/2013(A)       49,774
      20,000   Lancaster, CA Redevel. Agency (Desert Sands
               Mobile Home Park)(1)                             6.375    11/01/2027   09/02/2020(A)       19,623
     115,000   Lathrop, CA Financing Authority (Water
               Supply)(1)                                       5.700    06/01/2019   06/01/2019         110,291
      15,000   Lathrop, CA Financing Authority (Water
               Supply)(1)                                       5.750    06/01/2020   06/01/2020          14,302
      50,000   Lathrop, CA Financing Authority (Water
               Supply)(1)                                       5.900    06/01/2023   06/01/2023          46,803


             17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$  1,440,000   Lathrop, CA Financing Authority (Water
                  Supply)(1)                                    5.900%   06/01/2027   12/26/2025(A) $  1,323,302
   1,075,000   Lathrop, CA Financing Authority (Water
                  Supply)(1)                                    6.000    06/01/2035   03/21/2032(A)      955,901
      10,000   Lathrop, CA Improvement Bond Act 1915(1)         6.000    09/02/2021   09/02/2021           9,002
      15,000   Lathrop, CA Improvement Bond Act 1915
               (Louise Avenue)(1)                               6.875    09/02/2017   01/30/2014(A)       15,048
      10,000   Lathrop, CA Improvement Bond Act 1915
               (Mossdale Village)(1)                            6.000    09/02/2023   09/02/2023           8,783
      60,000   Lathrop, CA Improvement Bond Act 1915
               (Mossdale Village)(1)                            6.125    09/02/2028   10/15/2026(A)       51,632
      65,000   Lincoln, CA Public Financing Authority
               (Twelve Bridges)(1)                              6.125    09/02/2027   01/23/2024(A)       60,561
      25,000   Livermore, CA Capital Projects Financing
               Authority(1)                                     5.650    09/02/2016   06/07/2014(A)       24,434
      10,000   Livermore, CA Community Facilities District
               Special Tax (Tri Valley Tech Park)(1)            5.750    09/01/2012   09/01/2012          10,024
      45,000   Livermore, CA Community Facilities District
               Special Tax (Tri Valley Tech Park)(1)            6.400    09/01/2026   09/16/2025(A)       42,096
      15,000   Livermore, CA Community Facilities District
               Special Tax (Tri Valley Tech Park)(1)            6.400    09/01/2030   03/30/2029(A)       13,728
      50,000   Long Beach, CA Airport COP(1)                    5.000    06/01/2016   11/02/2009(B)       50,042
     100,000   Long Beach, CA Bond Finance Authority
               Natural Gas(1)                                   5.000    11/15/2011   11/15/2011         103,699
   1,600,000   Long Beach, CA Bond Finance Authority
               Natural Gas(1)                                   5.000    11/15/2012   11/15/2012       1,681,632
      25,000   Long Beach, CA Special Tax (Pike)(1)             6.250    10/01/2026   02/25/2023(A)       23,846
      35,000   Long Beach, CA Special Tax (Pine Avenue)(1)      6.375    09/01/2023   11/02/2017(A)       34,073
      25,000   Long Beach, CA Unified School District(1)        5.250    08/01/2029   02/15/2010(B)       25,050
   1,000,000   Los Angeles County, CA Community Facilities
               District No. 4 Special Tax(1)                    5.500    09/01/2014   09/01/2010(B)    1,014,570
       5,000   Los Angeles County, CA Community Facilities
               District No. 4 Special Tax(1)                    7.750    09/01/2017   09/01/2010(B)        5,025
     100,000   Los Angeles County, CA COP (Insured Health
               Clinic)(1)                                       5.800    12/01/2023   11/02/2009(B)      100,018
      10,000   Los Angeles County, CA Metropolitan
               Transportation Authority(1)                      5.000    07/01/2015   01/01/2010(B)       10,108
      25,000   Los Angeles County, CA Metropolitan
               Transportation Authority(1)                      5.000    07/01/2023   07/01/2010(B)       25,270


             18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$      5,000   Los Angeles County, CA Metropolitan              5.000%   07/01/2023   11/02/2009(B) $      5,003
               Transportation Authority(1)
     100,000   Los Angeles, CA Community Facilities
               District Special Tax (Cascade Business
               Park)(1)                                         6.400    09/01/2022   09/03/2018(A)       97,432
      25,000   Los Angeles, CA Community Redevel. Agency
               (Cinerama Dome Public Parking)(1)                5.700    07/01/2020   07/01/2020          20,150
      40,000   Los Angeles, CA Community Redevel. Agency
               (Grand Central Square)(1)                        5.100    12/01/2015   11/02/2009(B)       40,028
      50,000   Los Angeles, CA Community Redevel. Agency
               (Grand Central Square)(1)                        5.200    12/01/2017   11/02/2009(B)       50,019
      50,000   Los Angeles, CA Community Redevel. Agency
               (Grand Central Square)(1)                        5.200    12/01/2018   11/02/2009(B)       50,010
     120,000   Los Angeles, CA Community Redevel. Agency
               (Grand Central Square)(1)                        5.200    12/01/2019   11/02/2009(B)      120,012
      35,000   Los Angeles, CA Community Redevel. Agency
               (Grand Central Square)(1)                        5.250    12/01/2020   11/02/2009(B)       35,002
      55,000   Los Angeles, CA Community Redevel. Agency
               (Grand Central Square)(1)                        5.250    12/01/2021   12/01/2021          54,998
      25,000   Los Angeles, CA Community Redevel. Agency
               (Hoover Redevel.)(1)                             5.500    09/01/2014   11/02/2009(B)       25,033
      15,000   Los Angeles, CA Dept. of Water & Power(1)        4.750    08/15/2017   11/02/2009(B)       15,043
      10,000   Los Angeles, CA Dept. of Water & Power(1)        4.750    10/15/2020   11/02/2009(B)       10,030
      70,000   Los Angeles, CA Mtg. (Section 8)(1)              5.350    07/01/2022   11/02/2009(B)       70,041
      20,000   Los Angeles, CA Mtg. (Section 8)(1)              6.500    07/01/2022   02/01/2010(B)       20,028
      30,000   Los Angeles, CA Multifamily Hsg. (Arminta
               North & South)(1)                                7.700    06/20/2028   02/01/2010(B)       30,064
      45,000   Los Angeles, CA Multifamily Hsg. (Earthquake
               Rehabilitation)(1)                               5.900    01/01/2030   11/02/2009(B)       45,027
      10,000   Los Angeles, CA Multifamily Hsg. (Palms
               Apartments)(1)                                   5.300    07/01/2018   07/01/2010(B)       10,235
     130,000   Los Angeles, CA Regional Airports
               Improvement Corp. (Laxfuel Corp.)(1)             5.250    01/01/2023   07/07/2022(A)      125,438
      15,000   Los Angeles, CA Regional Airports
               Improvement Corp. (Los Angeles West Terminal
               Fuel Corp.)(1)                                  10.250    01/01/2013   08/13/2011(A)       15,612
      75,000   Los Banos, CA Sewer System COP(1)                5.000    12/01/2019   11/02/2009(B)       75,056


             19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     15,000   Los Banos, CA Unified School District COP(1)     5.625%   08/01/2016   11/02/2009(B) $     15,016
      25,000   Madera County, CA COP (Valley Children's
                 Hospital)(1)                                   5.000    03/15/2023   04/19/2021(A)       23,712
     360,000   Madera County, CA COP (Valley Children's
               Hospital)(1)                                     5.750    03/15/2028   04/25/2026(A)      354,758
      50,000   Mammoth Lakes, CA Community Facilities
               District (North Village Area)(1)                 5.750    10/01/2033   09/17/2029(A)       41,437
      20,000   Manhattan Beach, CA Water & Wastewater
               Authority COP(1)                                 5.750    09/01/2020   11/02/2009(B)       20,009
      10,000   Martinez, CA Mtg. (Ridgecrest Apartments)(1)     5.625    07/01/2025   11/02/2009(B)       10,007
   1,045,000   Mendocino Coast, CA Healthcare District(1)       5.875    02/01/2020   11/02/2009(B)    1,045,418
      25,000   Menifee, CA Union School District Special
               Tax(1)                                           6.050    09/01/2026   10/14/2024(A)       22,762
      25,000   Metropolitan Water District of Southern CA(1)    5.250    03/01/2014   03/01/2010(B)       25,220
     125,000   Mill Valley, CA COP (The Redwoods)(1)            5.750    12/01/2020   12/01/2009(B)      125,475
      10,000   Milpitas, CA Improvement Bond Act 1915(1)        5.700    09/02/2018   10/11/2016(A)        9,414
      20,000   Monrovia, CA Redevel. Agency Public Parking
               Facilities(1)                                    5.200    04/01/2013   11/02/2009(B)       20,027
      10,000   Montclair, CA Redevel. Agency Mobile Home
               Park (Augusta Homes Villa Del Arroyo)(1)         6.100    11/15/2037   09/06/2034(A)        9,175
      25,000   Montclair, CA Redevel. Agency Mobile Home
               Park (Hacienda Mobile Home Park)(1)              6.000    11/15/2029   02/08/2027(A)       23,450
      20,000   Montclair, CA Redevel. Agency Mobile Home
               Park (Villa Mobile Home Park)(1)                 6.100    06/15/2029   07/16/2023(A)       18,781
      10,000   Montebello, CA Community Redevel. Agency
               (South Montebello)(1)                            5.500    09/01/2022   03/27/2021(A)        8,921
       5,000   Monterey County, CA Hsg. Authority (Parkside
               Manor Apartments)(1)                             6.000    01/01/2029   10/01/2010(B)        4,545
      10,000   Monterey, CA Joint Powers Financing
               Authority (Materials Recovery Facilities)(4)     5.500    03/01/2010   03/01/2010          10,064
      30,000   Monterey, CA Joint Powers Financing
               Authority (Materials Recovery Facilities)(1)     5.500    03/01/2011   09/01/2010(B)       30,256


             20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     65,000   Monterey, CA Joint Powers Financing
               Authority (Materials Recovery Facilities)(1)     5.600%   03/01/2012   09/01/2010(B) $     65,699
      50,000   Monterey, CA Joint Powers Financing
               Authority (Materials Recovery Facilities)(1)     5.600    03/01/2013   09/01/2010(B)       50,642
      65,000   Monterey, CA Joint Powers Financing
               Authority (Materials Recovery Facilities)(1)     5.700    03/01/2015   09/01/2010(B)       66,115
      20,000   Monterey, CA Joint Powers Financing
               Authority (Materials Recovery Facilities)(1)     5.700    03/01/2016   09/01/2010(B)       20,389
      10,000   Moorpark, CA Mobile Home Park (VillaDel
               Arroyo)(1)                                       7.000    05/15/2020   11/02/2009(B)       10,005
     140,000   Moorpark, CA Special Tax Community
               Facilities District No. 97-1(1)                  6.700    09/01/2027   09/12/2023(A)      127,026
      15,000   Morgan Hill, CA Improvement Bond Act 1915(1)     5.600    09/02/2011   03/02/2010(B)       15,024
     350,000   Mountain View, CA Shoreline Regional Park
               Community(1)                                     5.500    08/01/2013   11/02/2009(B)      350,648
     205,000   Mountain View, CA Shoreline Regional Park
               Community(1)                                     5.500    08/01/2021   11/02/2009(B)      205,080
      10,000   Murrieta County, CA Water District(1)            6.500    10/01/2015   10/01/2012(B)       10,180
      30,000   Murrieta County, CA Water District Special
               Tax Community Facilities District No. 88-1(1)    6.700    12/01/2030   12/12/2021(A)       28,570
      10,000   Murrieta, CA Community Facilities District
               Special Tax (Blackmore Ranch)(1)                 6.100    09/01/2034   09/23/2027(A)        8,839
      20,000   Murrieta, CA Community Facilities District
               Special Tax (Bluestone)(1)                       6.300    09/01/2031   05/06/2029(A)       18,422
     700,000   Murrieta, CA Community Facilities District
               Special Tax (Bremerton)(1)                       5.625    09/01/2034   01/13/2031(A)      618,296
     105,000   Murrieta, CA Community Facilities District
               Special Tax (Murrieta Springs)(1)                5.500    09/01/2034   10/09/2032(A)       84,784
      55,000   Murrieta, CA Improvement Bond Act 1915(1)        6.375    09/01/2031   01/08/2025(A)       50,261
      50,000   Murrieta, CA Water Public Financing
               Authority(1)                                     5.700    10/01/2021   04/01/2010(B)       50,819
      10,000   Needles, CA Public Utility Authority(1)          6.350    02/01/2012   11/02/2009(B)       10,012
     190,000   Needles, CA Public Utility Authority(1)          6.650    02/01/2032   02/11/2028(A)      179,932
      15,000   Northern CA Power Agency (Hydroelectric)(1)      5.000    07/01/2018   07/01/2010(B)       15,117
   2,465,000   Northern CA Tobacco Securitization Authority
               (TASC)(1)                                        4.750    06/01/2023   07/18/2011(B)    2,271,818


             21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     35,000   Novato, CA GO(1)                                 5.000%   08/01/2012   02/01/2010(B) $     35,117
      30,000   Oakdale, CA Public Financing Authority Tax
               Allocation (Central City Redevel.)(1)            5.900    06/01/2014   12/01/2009(B)       30,003
      10,000   Oakdale, CA Public Financing Authority Tax
               Allocation (Central City Redevel.)(1)            6.000    06/01/2019   06/01/2019           9,709
      50,000   Oakdale, CA Public Financing Authority Tax
               Allocation (Central City Redevel.)(1)            6.100    06/01/2027   03/29/2024(A)       44,880
      25,000   Ontario, CA Improvement Bond Act 1915(1)         6.800    09/02/2013   09/01/2010(B)       25,092
      15,000   Orange County, CA Improvement Bond Act
               1915(1)                                          5.500    09/02/2016   03/02/2010(B)       15,001
      10,000   Orange County, CA Improvement Bond Act 1915
               (Irvine Coast Assessment)(1)                     5.375    09/02/2012   09/01/2010(B)       10,026
      20,000   Orange County, CA Improvement Bond Act 1915
               (Irvine Coast Assessment)(1)                     5.850    09/02/2013   03/02/2011(B)       20,263
      55,000   Oroville, CA Hospital(1)                         5.400    12/01/2022   01/08/2021(A)       54,997
   1,415,000   Oxnard, CA Harbor District(1)                    5.550    08/01/2013   02/01/2010(B)    1,416,910
      25,000   Oxnard, CA Improvement Bond Act 1915(1)          5.625    09/02/2027   10/10/2025(A)       21,698
      40,000   Oxnard, CA School District COP(1)                5.550    08/01/2021   02/01/2010(B)       40,093
      20,000   Oxnard, CA School District, Series A(1)          5.250    08/01/2027   02/01/2010(B)       20,214
      10,000   Oxnard, CA Special Tax Community Facilities
               District No. 1(1)                                6.000    09/01/2027   04/13/2026(A)        9,093
     250,000   Palm Springs, CA Airport Passenger
               Facilities (Palm Springs International
               Airport)(1)                                      6.000    07/01/2018   08/09/2016(A)      232,545
     125,000   Palmdale, CA Community Facilities District
               Special Tax(1)                                   5.400    09/01/2035   10/09/2033(A)       89,945
     500,000   Palmdale, CA Elementary School District
               Special Tax Community Facilities District
               No. 90-1(1)                                      5.700    08/01/2018   08/01/2011(B)      505,725
     100,000   Palo Alto, CA Improvement Bond Act 1915
               (University Ave. Area)(1)                        5.100    09/02/2024   09/02/2024          94,998
     100,000   Palo Alto, CA Improvement Bond Act 1915
               (University Ave. Area)(1)                        5.125    09/02/2025   09/02/2025          94,245
      45,000   Palo Alto, CA Improvement Bond Act 1915
               (University Ave. Area)(1)                        5.700    09/02/2018   03/02/2014(B)       45,980
      25,000   Pasadena, CA Public Financing Authority
               (Orange Grove & Villa Parke)(1)                  5.450    06/01/2012   11/02/2009(B)       25,003
     275,000   Perris, CA Community Facilities District
               Special Tax(1)                                   6.375    09/01/2032   01/28/2029(A)      247,459


             22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     60,000   Perris, CA Public Financing Authority(1)         5.750%   09/01/2024   10/14/2021(A) $     52,737
     160,000   Perris, CA Public Financing Authority(1)         7.875    09/01/2025   11/02/2009(B)      160,069
      20,000   Perris, CA Public Financing Authority,
               Series A(1)                                      6.125    09/01/2034   09/30/2030(A)       17,240
      10,000   Petaluma, CA Improvement Bond Act 1915(1)        6.000    09/02/2020   12/19/2018(A)        9,607
      60,000   Pittsburg, CA Improvement Bond Act 1915(1)       6.300    09/02/2025   10/18/2023(A)       57,167
      10,000   Pittsburg, CA Improvement Bond Act 1915(1)       6.350    09/02/2031   05/10/2029(A)        9,060
      20,000   Pittsburg, CA Improvement Bond Act 1915 (San
               Marco Phase I)(1)                                6.350    09/02/2031   01/27/2028(A)       18,120
      50,000   Pittsburg, CA Infrastructure Financing
               Authority(1)                                     5.850    09/02/2015   09/02/2015          49,996
     130,000   Pittsburg, CA Infrastructure Financing
               Authority, Series B(1)                           6.000    09/02/2024   02/03/2020(A)      120,476
     500,000   Pittsburg, CA Redevel. Agency (Los Medanos
               Community Devel.)(1)                             5.850    08/01/2018   08/01/2011(B)      510,570
   4,550,000   Placentia, CA Redevel. Agency Tax
               Allocation(1)                                    7.750    02/01/2014   08/01/2011(B)    4,610,424
      10,000   Placer County, CA Community Facilities
               District(1)                                      6.500    09/01/2026   10/16/2024(A)        9,415
       5,000   Placer County, CA Community Facilities
               District Special Tax No. 2001-1 (Dry
               Creek)(1)                                        5.700    09/01/2013   09/01/2010(B)        5,060
       5,000   Placer County, CA Community Facilities
               District Special Tax No. 2001-1 (Dry
               Creek)(1)                                        6.300    09/01/2019   09/01/2012(A)        4,960
      10,000   Pleasant Hill, CA Special Tax Downtown
               Community Facilities District No. 1(1)           5.875    09/01/2025   03/29/2024(A)        8,862
      50,000   Pomona, CA Unified School District(1)            5.100    08/01/2028   02/01/2010(B)       50,515
     100,000   Port of Oakland, CA(1)                           5.700    11/01/2019   05/01/2010(B)      100,307
     515,000   Port of Oakland, CA(1)                           5.750    11/01/2021   05/01/2010(B)      515,505
   2,975,000   Port of Oakland, CA(1)                           5.875    11/01/2017   05/01/2010(B)    3,017,364
   1,925,000   Port of Oakland, CA(1)                           5.875    11/01/2030   05/01/2010(B)    1,928,157
     100,000   Port Redwood City, CA GO(1)                      5.400    06/01/2019   06/01/2011(B)      100,674
     775,000   Poway, CA Community Facilities District
               (Parkway Business Center)(4)                     6.750    08/15/2015   11/15/2009(B)      783,455
      20,000   Poway, CA Public Financing Authority (Water
               Services)(1)                                     5.500    11/01/2015   11/02/2009(B)       20,016
      30,000   Poway, CA Unified School District Special
               Tax Community Facilities District No. 10(1)      5.750    09/01/2032   03/01/2028(A)       25,333


             23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     25,000   Poway, CA Unified School District Special
               Tax Community Facilities District No. 10(1)      5.950%   09/01/2018   09/01/2018    $     24,611
      35,000   Poway, CA Unified School District Special
               Tax Community Facilities District No. 10(1)      6.100    09/01/2031   03/24/2029(A)       31,106
      10,000   Rancho Cucamonga, CA Public Finance
               Authority(1)                                     6.000    09/02/2020   05/02/2018(A)        9,422
      20,000   Rancho Mirage, CA Improvement Bond Act
               1915(1)                                          5.500    09/02/2024   05/02/2022(A)       17,010
      30,000   Rancho Mirage, CA Improvement Bond Act
               1915(1)                                          5.750    09/02/2022   03/28/2021(A)       27,569
      35,000   Rancho Santa Fe, CA Community Services
               District Special Tax(1)                          6.600    09/01/2020   03/01/2011(B)       35,106
      55,000   Redding, CA Improvement Bond Act 1915
               (Tierra Oaks Assessment District 1993-1)(1)      7.000    09/02/2013   09/02/2013          56,289
      10,000   Redlands, CA Community Facilities District(1)    5.850    09/01/2033   05/27/2031(A)        8,402
      50,000   Reedley, CA COP (Sierra View Homes)(1)           5.850    03/01/2021   09/01/2010(B)       50,177
      50,000   Rialto, CA Special Tax Community Facilities
               District No. 2006-1(1)                           5.000    09/01/2016   09/01/2016          46,143
      25,000   Rialto, CA Special Tax Community Facilities
               District No. 2006-1(1)                           5.050    09/01/2017   09/01/2017          22,728
      65,000   Rialto, CA Special Tax Community Facilities
               District No. 2006-1(1)                           5.125    09/01/2018   09/01/2018          58,410
     100,000   Rialto, CA Special Tax Community Facilities
               District No. 2006-1(1)                           5.200    09/01/2019   09/01/2019          88,716
     100,000   Rialto, CA Special Tax Community Facilities
               District No. 2006-1(1)                           5.250    09/01/2020   09/01/2020          87,612
      50,000   Rialto, CA Special Tax Community Facilities
               District No. 2006-1(1)                           5.250    09/01/2021   09/01/2021          43,032
      80,000   River Islands, CA Public Financing
               Authority(1)                                     6.000    09/01/2027   06/21/2024(A)       70,946
     100,000   River Islands, CA Public Financing
               Authority(1)                                     6.150    09/01/2035   06/23/2032(A)       81,387
     250,000   Riverside County, CA Community Facilities
               District Special Tax(1)                          5.000    09/01/2012   09/01/2012         247,965
      15,000   Riverside County, CA Community Facilities
               District Special Tax(1)                          6.000    09/01/2030   05/01/2028(A)       12,659
     150,000   Riverside County, CA Community Facilities
               District Special Tax
               No. 87-1(1)                                      5.100    09/01/2013   09/01/2013         146,121
     215,000   Riverside County, CA Community Facilities
               District Special Tax
               No. 87-1(1)                                      5.150    09/01/2014   09/01/2014         206,712


             24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$    385,000   Riverside County, CA Community Facilities
               District Special Tax No. 87-1(1)                 5.200%   09/01/2015   09/01/2015    $    365,450
     225,000   Riverside County, CA Community Facilities
               District Special Tax No. 87-1(1)                 5.250    09/01/2016   09/01/2016         210,715
   1,255,000   Riverside County, CA Community Facilities
               District Special Tax No. 87-1(1)                 5.500    09/01/2020   03/27/2019(A)    1,124,982
     370,000   Riverside County, CA Community Facilities
               District Special Tax No. 88-8(1)                 5.150    09/01/2010   09/01/2010         371,550
     200,000   Riverside County, CA Community Facilities
               District Special Tax No. 88-8(1)                 5.300    09/01/2011   09/01/2011         200,400
     210,000   Riverside County, CA Community Facilities
               District Special Tax No. 88-8(1)                 5.350    09/01/2012   09/01/2012         210,290
     430,000   Riverside County, CA Community Facilities
               District Special Tax No. 88-8(1)                 5.400    09/01/2013   09/01/2013         423,602
     450,000   Riverside County, CA Community Facilities
               District Special Tax No. 88-8(1)                 5.450    09/01/2014   09/01/2014         438,525
     475,000   Riverside County, CA Community Facilities
               District Special Tax No. 88-8(1)                 5.500    09/01/2015   09/01/2015         458,204
      55,000   Riverside County, CA Public Financing
               Authority (Menifee Village)(1)                   7.150    09/01/2011   09/01/2010(B)       55,369
     505,000   Riverside County, CA Public Financing
               Authority COP(1)                                 5.750    05/15/2019   05/04/2015(A)      489,683
      65,000   Riverside, CA Improvement Bond Act 1915(1)       8.250    09/02/2016   03/02/2010(A)       65,430
     200,000   Riverside, CA Improvement Bond Act 1915
               (Riverwalk Business)(1)                          6.250    09/02/2029   10/17/2027(A)      179,492
      10,000   Riverside, CA Improvement Bond Act 1915
               (Sycamore Canyon Assessment District)(1)         8.500    09/02/2012   09/01/2010(B)       10,103
      10,000   Riverside, CA Unified School District(1)         5.000    02/01/2027   02/01/2013(B)       10,053
     100,000   Riverside, CA Unified School District(1)         5.350    09/01/2024   03/04/2024(A)       88,089
      90,000   Riverside, CA Unified School District(1)         5.450    09/01/2025   10/10/2023(A)       81,029
     100,000   Riverside, CA Unified School District(1)         5.500    09/01/2034   10/10/2032(A)       83,774


             25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     80,000   Riverside, CA Unified School District(1)         5.700%   09/01/2034   01/01/2031(A) $     69,389
      10,000   Riverside, CA Unified School District(1)         6.000    09/01/2029   05/25/2023(A)        9,289
      25,000   Romoland, CA School District Special Tax(1)      6.000    09/01/2033   11/10/2029(A)       20,862
      50,000   Romoland, CA School District Special Tax(1)      6.375    09/01/2033   09/27/2026(A)       43,791
      50,000   Romoland, CA School District Special Tax(1)      6.375    09/01/2033   06/04/2031(A)       43,791
     525,000   Roseville, CA Natural Gas Finance
               Authority(1)                                     5.000    02/15/2011   02/15/2011         538,419
      40,000   Roseville, CA Special Tax (North Central
               Community District)(1)                           5.800    09/01/2017   09/01/2011(B)       40,017
      10,000   Roseville, CA Special Tax Community
               Facilities District No. 1 (Westpark)(1)          4.300    09/01/2012   09/01/2012           9,656
      25,000   Sacramento County, CA COP(1)                     5.375    02/01/2019   11/02/2009(B)       25,009
   1,000,000   Sacramento County, CA Hsg. Authority
               (Cottage Estates Apartments)(1)                  6.000    02/01/2033   08/01/2012(B)    1,021,460
      20,000   Sacramento County, CA Sanitation District
               Financing Authority(1)                           5.600    12/01/2017   12/01/2009(B)       20,080
      25,000   Sacramento, CA City Financing Authority(1)       5.250    05/01/2015   11/01/2009(B)       25,167
      10,000   Sacramento, CA Improvement Bond Act 1915
               (Citywide Landscaping & Lighting)(1)             5.500    09/02/2016   11/16/2009(B)       10,012
      55,000   Sacramento, CA Municipal Utility District(1)     5.750    11/15/2009   11/15/2009          55,122
       5,000   Sacramento, CA Municipal Utility District(1)     8.000    11/15/2010   11/15/2009(B)        5,027
      70,000   Sacramento, CA Special Tax(1)                    5.700    12/01/2020   09/15/2017(A)       68,513
      30,000   Sacramento, CA Special Tax (North Natomas
               Community Facilities)(1)                         6.300    09/01/2026   12/31/2023(A)       28,622
      10,000   Saddleback Valley, CA Unified School
               District(1)                                      5.650    09/01/2017   09/01/2010(B)       10,038
       5,000   Saddleback Valley, CA Unified School
               District(1)                                      7.200    12/01/2011   12/01/2009(B)        5,009
      95,000   Salida, CA Public Facilities Financing
               Agency(1)                                        5.250    09/01/2028   11/02/2009(B)       95,156
     100,000   Salinas, CA Improvement Bond Act 1915(1)         5.450    09/02/2013   09/02/2013          98,708
      50,000   Salinas, CA Improvement Bond Act 1915 (Bella
               Vista)(1)                                        5.500    09/02/2013   09/02/2013          50,030


             26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     30,000   Salinas, CA Redevel. Agency Tax Allocation
               (Central City Revitalization)(1)                 5.500%   11/01/2010   11/01/2009(B) $     30,112
     120,000   Salinas, CA Redevel. Agency Tax Allocation
               (Central City Revitalization)(1)                 5.500    11/01/2023   11/02/2009(B)      120,362
     240,000   San Bernardino County, CA (Single Family
               Mtg.)                                            5.376(2) 05/01/2031   05/01/2031          70,632
     835,000   San Bernardino County, CA COP (Medical
               Center Financing)(1)                             5.000    08/01/2026   02/04/2026(A)      789,609
     700,000   San Bernardino County, CA COP (Medical
               Center Financing)(1)                             5.000    08/01/2028   05/18/2027(A)      655,417
      85,000   San Bernardino County, CA COP (Medical
               Center Financing)(1)                             5.250    08/01/2016   11/02/2009(B)       85,023
     100,000   San Bernardino County, CA COP (Medical
               Center Financing)(1)                             5.500    08/01/2019   11/02/2009(B)      100,032
     125,000   San Bernardino County, CA COP (Medical
               Center Financing)(1)                             5.500    08/01/2019   11/02/2009(B)      125,040
      40,000   San Bernardino County, CA COP (Medical
               Center Financing)(1)                             5.500    08/01/2022   11/02/2009(B)       40,006
     305,000   San Bernardino County, CA COP (Medical
               Center Financing)(1)                             5.500    08/01/2024   11/02/2009(B)      304,994
      90,000   San Bernardino County, CA Hsg. Authority
               (Friendly Village Mobile Home Park Corp.)(1)     6.700    03/20/2043   03/20/2013(B)       96,101
      60,000   San Bernardino County, CA Hsg. Authority
               (Glen Aire Mobile Home Park)(1)                  6.700    12/20/2041   11/20/2016(B)       64,386
     110,000   San Bernardino, CA Joint Powers Financing
               Authority (California Dept. of
               Transportation Lease)(1)                         5.500    12/01/2020   11/02/2009(B)      110,074
      25,000   San Bernardino, CA Joint Powers Financing
               Authority (California Dept. of
               Transportation Lease)(1)                         5.500    12/01/2020   11/02/2009(B)       25,019
      75,000   San Bernardino, CA Joint Powers Financing
               Authority (City Hall)(1)                         5.600    01/01/2015   11/02/2009(B)       75,119
     150,000   San Bernardino, CA Joint Powers Financing
               Authority (Tax Allocation)(1)                    6.625    04/01/2026   07/06/2023(A)      149,469
     685,000   San Bernardino, CA Mountains Community
               Hospital District COP(4)                         5.000    02/01/2017   03/07/2015(A)      600,574
      30,000   San Bernardino, CA Redevel. Agency (Ramona
               Senior Complex)(1)                               7.875    07/01/2025   12/17/2018(A)       28,313
      95,000   San Diego County, CA COP (San Diego Hospital
               Assoc./Sharp Memorial Hospital Obligated
               Group)(1)                                        5.000    08/15/2018   08/15/2010(B)       95,707


             27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     50,000   San Diego, CA COP (Balboa & Mission Bay
               Parks)(1)                                        5.500%   11/01/2009   11/01/2009    $     50,004
     320,000   San Diego, CA COP (Balboa & Mission Bay
               Parks)(1)                                        5.600    11/01/2010   11/02/2009(B)      320,438
      25,000   San Diego, CA COP (Balboa & Mission Bay
               Parks)(4)                                        5.600    11/01/2010   11/01/2009(B)       25,092
      35,000   San Diego, CA COP (Balboa & Mission Bay
               Parks)(1)                                        5.800    11/01/2016   11/02/2009(B)       35,065
     105,000   San Diego, CA COP (Balboa & Mission Bay
               Parks)(1)                                        6.000    11/01/2019   11/02/2009(B)      105,153
      25,000   San Diego, CA COP (Balboa & Mission Bay
               Parks)(1)                                        6.000    11/01/2020   11/02/2009(B)       25,035
     170,000   San Diego, CA Mtg. (Mariners Cove)(1)            5.800    09/01/2015   11/02/2009(B)      170,330
      30,000   San Diego, CA Public Facilities Financing
               Authority(1)                                     5.250    05/15/2027   11/02/2009(B)       30,013
     115,000   San Francisco, CA Bay Area Rapid Transit
               District(1)                                      5.000    07/01/2028   07/01/2010(B)      115,762
      55,000   San Francisco, CA City & County Airports
               Commission(1)                                    5.000    05/01/2017   05/01/2011(B)       55,351
     270,000   San Francisco, CA City & County Airports
               Commission(1)                                    5.000    05/01/2019   05/01/2010(B)      270,070
      70,000   San Francisco, CA City & County Airports
               Commission(1)                                    5.000    05/01/2021   01/01/2010(B)       70,005
     275,000   San Francisco, CA City & County Airports
               Commission(1)                                    5.000    05/01/2022   01/01/2010(B)      274,997
     130,000   San Francisco, CA City & County Airports
               Commission(1)                                    5.000    05/01/2023   11/23/2021(A)      125,544
      78,000   San Francisco, CA City & County Airports
               Commission(1)                                    5.000    05/01/2025   05/14/2024(A)       76,598
      30,000   San Francisco, CA City & County Airports
               Commission(1)                                    5.125    05/01/2021   05/01/2011(B)       29,954
     185,000   San Francisco, CA City & County Airports
               Commission(1)                                    5.250    01/01/2026   01/01/2026         180,654
   1,000,000   San Francisco, CA City & County Airports
               Commission(1)                                    5.250    05/01/2026   11/25/2024(A)      976,290
      25,000   San Francisco, CA City & County Airports
               Commission(1)                                    5.500    05/01/2016   05/01/2012(B)       25,669
      10,000   San Francisco, CA City & County Airports
               Commission (SFO Fuel Company)(1)                 5.000    01/01/2014   01/01/2010(B)       10,022
     260,000   San Francisco, CA City & County Airports
               Commission (SFO Fuel Company)(1)                 5.125    01/01/2017   01/01/2010(B)      260,237
      40,000   San Francisco, CA City & County Airports
               Commission (SFO Fuel Company)(1)                 5.250    01/01/2021   01/01/2010(B)       40,003


             28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     50,000   San Francisco, CA City & County Airports
               Commission (SFO Fuel Company)(1)                 5.250%   01/01/2027   01/01/2027    $     48,673
     490,000   San Francisco, CA City & County Airports
               Commission (SFO Fuel Company)(1)                 6.125    01/01/2027   01/01/2010(B)      490,637
      25,000   San Francisco, CA City & County COP (2789
               25th Street Property)(1)                         5.000    09/01/2013   11/02/2009(B)       25,075
      20,000   San Francisco, CA City & County COP (77th
               Street Property)(1)                              5.300    09/01/2022   11/02/2009(B)       20,059
      90,000   San Francisco, CA City & County COP (San
               Bruno Jail)(1)                                   5.250    10/01/2026   10/01/2010(B)       91,049
      50,000   San Francisco, CA City & County Financing
               Corp. (Comb Emergency Communications)(1)         5.000    04/01/2015   11/02/2009(B)       50,161
      70,000   San Francisco, CA City & County Financing
               Corp. (Comb Emergency Communications)(1)         5.300    04/01/2011   11/02/2009(B)       70,215
      45,000   San Francisco, CA City & County Improvement
               Bond Act 1915(1)                                 6.850    09/02/2026   03/02/2010(B)       46,377
      25,000   San Francisco, CA City & County Parking
               Authority (Parking Meter)(1)                     5.000    06/01/2018   11/02/2009(B)       25,071
     115,000   San Francisco, CA City & County Redevel.
               Agency(1)                                        6.750    07/01/2025   11/02/2009(B)      115,335
      90,000   San Francisco, CA City & County Redevel.
               Agency (South Beach)(1)                          5.700    03/01/2029   11/02/2009(B)       90,068
      25,000   San Joaquin County, CA Community Facilities
               District Special Tax (Delta Farms)(1)            6.125    09/01/2024   06/23/2021(A)       22,529
     775,000   San Joaquin Hills, CA Transportation
               Corridor Agency(1)                               5.375    01/15/2029   01/15/2029         694,431
      20,000   San Jose, CA Improvement Bond Act 1915(1)        5.600    09/02/2016   09/02/2016          19,164
      25,000   San Jose, CA Improvement Bond Act 1915(1)        5.700    09/02/2018   09/02/2018          23,534
      95,000   San Jose, CA Improvement Bond Act 1915(1)        5.750    09/02/2019   09/02/2019          88,564
      60,000   San Jose, CA Improvement Bond Act 1915(1)        5.750    09/02/2020   09/02/2020          56,488
     275,000   San Jose, CA Multifamily Hsg. (Almaden
               Senior Hsg. Partners)(1)                         5.350    07/15/2034   07/15/2017(B)      283,377
      30,000   San Jose, CA Multifamily Hsg. (El Parador
               Apartments)(1)                                   6.100    01/01/2031   10/11/2012(A)       27,222
     275,000   San Jose, CA Multifamily Hsg. (Sixth &
               Martha Family Apartments)(1)                     5.875    03/01/2033   03/01/2012(B)      278,317
      20,000   San Jose, CA Redevel. Agency                     5.500    08/01/2014   08/01/2010(B)       20,033
      10,000   San Jose, CA Redevel. Agency(1)                  5.500    08/01/2016   11/02/2009(B)       10,011


             29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     45,000   San Jose, CA Redevel. Agency(1)                  5.750%   08/01/2017   02/01/2010(B) $     45,154
      20,000   San Jose, CA Unified School District COP(4)      5.000    06/01/2016   11/02/2009(B)       20,062
      35,000   San Jose, CA Unified School District COP(1)      5.125    06/01/2022   11/02/2009(B)       35,098
     200,000   San Marcos, CA Public Facilities Authority(1)    5.800    09/01/2018   09/01/2010(B)      201,410
      35,000   San Marcos, CA Redevel. Agency Tax
               Allocation (Affordable Hsg.)(1)                  5.650    10/01/2028   11/02/2009(B)       35,005
   1,045,000   San Marcos, CA Special Tax(1)                    5.900    09/01/2028   05/02/2026(A)      923,613
      20,000   San Mateo, CA Sewer(1)                           5.000    08/01/2028   11/02/2009(B)       20,007
  12,000,000   Santa Clara County, CA Financing Authority(6)    5.250    05/15/2036   05/15/2018(B)   12,580,140
   1,715,000   Santa Clara County, CA Hsg. Authority (John
               Burns Gardens Apts.)                             5.850    08/01/2031   02/01/2012(B)    1,738,084
      80,000   Santa Clara County, CA Hsg. Authority
               (Rivertown Apartments)(1)                        5.700    08/01/2021   06/13/2019(A)       81,583
      25,000   Santa Clara, CA Unified School District(1)       5.000    08/01/2022   02/01/2010(B)       25,207
      50,000   Santa Cruz County, CA Hsg. Authority
               (Northgate Apartments)(1)                        5.350    07/20/2022   07/20/2011(B)       50,760
      20,000   Santa Margarita, CA Water District Special
               Tax Facilities District No. 99-1(1)              6.200    09/01/2020   09/01/2011(B)       20,390
      45,000   Santa Margarita, CA Water District Special
               Tax Facilities District No. 99-1(1)              6.250    09/01/2029   09/01/2011(B)       45,406
      25,000   Santa Maria, CA COP(1)                           5.500    08/01/2021   11/02/2009(B)       25,009
      25,000   Santa Nella County, CA Water District(1)         6.250    09/02/2028   02/22/2021(A)       22,760
     175,000   Santa Rosa, CA Improvement Bond Act 1915
               (Fountaingrove Parkway)(1)                       5.700    09/02/2019   05/01/2017(A)      162,353
      20,000   Santa Rosa, CA Improvement Bond Act 1915
               (Nielson Ranch)(1)                               6.700    09/02/2022   12/09/2019(A)       19,913
      40,000   Santa Rosa, CA Improvement Bond Act 1915
               (Skyhawk)(1)                                     5.750    09/02/2020   11/22/2017(A)       36,811
      50,000   Santaluz, CA Special Tax Community
               Facilities District No. 2(1)                     5.500    09/01/2030   04/26/2028(A)       44,593
     910,000   Santaluz, CA Special Tax Community
               Facilities District No. 2(1)                     6.375    09/01/2030   11/15/2022(A)      909,381
     115,000   Scotts Valley, CA Special Tax(1)                 5.200    09/01/2028   04/25/2026(A)      107,396
      15,000   Sequoia, CA Hospital District(1)                 5.375    08/15/2023   02/15/2010(B)       15,908
     110,000   Shafter, CA Community Devel. Agency Tax
               Allocation(1)                                    5.000    11/01/2013   11/01/2013         107,971


             30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$    100,000   Shafter, CA Community Devel. Agency Tax
               Allocation(1)                                    5.250%   11/01/2017   11/01/2017    $     93,717
     100,000   Shafter, CA Community Devel. Agency Tax
               Allocation(1)                                    5.300    11/01/2018   11/01/2018          90,926
     100,000   Shafter, CA Community Devel. Agency Tax
               Allocation(1)                                    5.350    11/01/2019   11/01/2019          91,693
     100,000   Shafter, CA Community Devel. Agency Tax
               Allocation(1)                                    5.375    11/01/2020   11/01/2020          90,596
      80,000   Solana Beach, CA Community Facilities
               District(1)                                      5.300    09/01/2010   09/01/2010          80,438
      20,000   Southern CA Public Power Authority(1)            5.500    07/01/2020   11/02/2009(B)       20,024
   3,730,000   Southern CA Tobacco Securitization
               Authority(1)                                     4.750    06/01/2025   10/14/2012(B)    3,374,195
   4,235,000   Southern CA Tobacco Securitization Authority
               (TASC)(1)                                        5.000    06/01/2037   11/25/2020(A)    3,189,506
     125,000   Spreckels, CA Union School District(1)           6.125    08/01/2017   08/01/2010(B)      125,618
      50,000   Stockton, CA Community Facilities District(1)    5.550    08/01/2014   02/24/2013(A)       49,675
      25,000   Stockton, CA Community Facilities District(1)    6.750    08/01/2010   02/01/2010(B)       25,140
      30,000   Stockton, CA Improvement Bond Act 1915(1)        5.800    09/02/2020   04/19/2017(A)       28,809
      50,000   Susanville, CA COP(4)                            5.750    05/01/2011   05/01/2010(B)       50,172
     135,000   Susanville, CA COP(4)                            6.000    05/01/2011   05/01/2010(B)      135,629
       5,000   Susanville, CA Public Financing Authority(1)     7.750    09/01/2017   11/02/2009(B)        5,011
      25,000   Sweetwater, CA Authority(1)                      5.250    04/01/2010   04/01/2010          25,273
     100,000   Taft, CA Public Financing Authority
               (Community Correctional Facility)(1)             6.050    01/01/2017   11/02/2009(B)      100,135
      15,000   Tejon Ranch, CA Public Facilities Finance
               Authority(1)                                     7.200    09/01/2030   05/09/2026(A)       14,315
     730,000   Tejon Ranch, CA Public Facilities Finance
               Authority Special Tax (Community Facilities
               District No. 1)(1)                               7.200    09/01/2030   08/19/2023(A)      696,668
      30,000   Temecula Valley, CA Unified School District
               Community Facilities District No. 02-1(1)        6.125    09/01/2033   10/14/2031(A)       26,286
     865,000   Temecula, CA Public Financing Authority
               Community Facilities District (Roripaugh)(1)     4.500    09/01/2010   09/01/2010         834,543
     905,000   Temecula, CA Public Financing Authority
               Community Facilities District (Roripaugh)(1)     4.650    09/01/2011   09/01/2011         837,469


             31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$     20,000   Torrance, CA Redevel. Agency (Downtown
               Redevel.)(1)                                     5.550%   09/01/2018   04/27/2016(A) $     19,683
     340,000   Tracy, CA Area Public Facilities Financing
               Agency(1)                                        5.875    10/01/2013   04/01/2010(B)      344,427
   2,030,000   Tracy, CA Area Public Facilities Financing
               Agency(1)                                        5.875    10/01/2019   04/01/2010(B)    2,042,951
      50,000   Tracy, CA Community Facilities District(1)       5.400    09/01/2015   09/01/2015          47,972
      50,000   Tracy, CA Community Facilities District(1)       6.100    09/01/2015   09/01/2015          49,850
      10,000   Tracy, CA Community Facilities District(1)       6.500    09/01/2020   09/01/2020           9,771
      25,000   Tracy, CA Community Facilities District (205
               Parcel Glen)(1)                                  6.250    09/01/2032   05/07/2030(A)       22,151
     100,000   Tracy, CA Community Facilities District
               (South Mac Arthur Area)(1)                       6.000    09/01/2027   05/31/2025(A)       88,683
      30,000   Tracy, CA Community Facilities District
               (South Mac Arthur Area)(1)                       6.300    09/01/2017   09/01/2017          29,705
      35,000   Tracy, CA Improvement Bond Act 1915(1)           5.700    09/02/2023   08/16/2019(A)       30,796
      75,000   Tracy, CA Operating Partnership Joint Powers
               Authority(1)                                     6.100    09/02/2021   05/15/2019(A)       71,825
      30,000   Truckee-Donner, CA Public Utility District
               Special Tax(1)                                   5.800    09/01/2035   05/25/2033(A)       24,710
      75,000   Truckee-Donner, CA Public Utility District
               Special Tax(1)                                   6.000    09/01/2028   06/06/2026(A)       66,352
      20,000   Truckee-Donner, CA Public Utility District
               Special Tax(1)                                   6.100    09/01/2033   10/31/2031(A)       17,366
     750,000   Turlock, CA Health Facility (Emanuel Medical
               Center) COP(1)                                   5.000    10/15/2017   10/26/2016(A)      723,735
      25,000   Turlock, CA Irrigation District,
               Series A(1)                                      5.000    01/01/2026   01/01/2010(B)       25,007
     210,000   Upland, CA Community Facilities District
               Special Tax (Colonies at San Antonio)(1)         5.900    09/01/2024   02/09/2021(A)      184,120
     185,000   Upland, CA COP (San Antonio Community
               Hospital)(1)                                     5.000    01/01/2018   11/02/2009(B)      185,076
      20,000   Vacaville, CA Improvement Bond Act 1915
               (East Monte Vista Avenue)(1)                     5.850    09/02/2016   07/01/2012(A)       19,483
      10,000   Vacaville, CA Improvement Bond Act 1915
               (Green Tree Reassessment District)(1)            6.300    09/02/2013   09/02/2013          10,224
     195,000   Vacaville, CA Public Financing Authority(1)      5.400    09/01/2022   11/02/2009(B)      195,035
     145,000   Vacaville, CA Redevel. Agency (Vacaville
               Community Hsg.)(1)                               6.000    11/01/2024   11/01/2011(B)      147,400


             32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$    275,000   Val Verde, CA Unified School District(1)         6.125%   09/01/2034   06/24/2031(A) $    252,857
      25,000   Vallejo, CA Public Financing Authority,
               Series A(1)                                      7.500    09/01/2020   03/01/2010(B)       25,043
      40,000   Vallejo, CA Quadrant Improvement District
               No. 001(1)                                       6.000    09/01/2017   09/01/2017          38,664
      30,000   Vallejo, CA Quadrant Improvement District
               No. 001(1)                                       6.000    09/01/2026   05/02/2024(A)       26,543
      40,000   Vallejo, CA Quadrant Improvement District
               No. 001(1)                                       6.125    09/01/2034   06/24/2031(A)       34,117
      20,000   Vallejo, CA Unified School District(1)           5.250    08/01/2016   08/01/2010(B)       20,076
      80,000   Vallejo, CA Unified School District(1)           5.400    08/01/2024   02/01/2010(B)       80,293
      25,000   Valley Center-Pauma, CA Unified School
               District (Woods Valley Ranch)(1)                 5.500    09/01/2019   09/01/2019          23,236
      10,000   Valley Center-Pauma, CA Unified School
               District (Woods Valley Ranch)(1)                 6.000    09/01/2025   09/01/2025           9,285
      20,000   Valley Center-Pauma, CA Unified School
               District (Woods Valley Ranch)(1)                 6.000    09/01/2028   09/16/2027(A)       17,694
   1,825,000   Ventura County, CA Area Hsg. Authority (Mira
               Vista Senior Apartments)(1)                      5.000    12/01/2022   06/15/2019(A)    1,594,868
     145,000   Victor, CA Elementary School District(1)         5.600    09/01/2034   04/06/2033(A)      116,320
      60,000   Vista, CA Joint Powers Financing Authority(1)    6.100    10/01/2021   04/01/2010(B)       60,206
       5,000   Vista, CA Joint Powers Financing Authority(1)    6.250    12/01/2019   12/01/2009(B)        5,005
      15,000   Wasco, CA Improvement Bond Act 1915(1)           8.750    09/02/2010   09/02/2010          15,506
      15,000   Wasco, CA Improvement Bond Act 1915(1)           8.750    09/02/2013   09/02/2010(B)       15,599
      15,000   Wasco, CA Public Financing Authority(1)          7.350    09/15/2015   11/02/2009(B)       15,015
      15,000   Wasco, CA Public Financing Authority(1)          7.500    09/15/2023   11/02/2009(B)       15,006
     100,000   West Covina, CA Redevel. Agency Tax
               Allocation (Executive Lodge Apartments)(1)       5.100    09/01/2014   11/02/2009(B)      100,106
      20,000   West Patterson, CA Financing Authority
               Special Tax(1)                                   5.850    09/01/2028   10/29/2026(A)       15,816
      10,000   West Patterson, CA Financing Authority
               Special Tax(1)                                   6.000    09/01/2019   09/01/2019           8,816
      15,000   West Patterson, CA Financing Authority
               Special Tax(1)                                   6.000    09/01/2039   05/18/2035(A)       11,313


             33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
CALIFORNIA CONTINUED
$    105,000   West Patterson, CA Financing Authority
               Special Tax(1)                                   6.600%   09/01/2033   12/17/2030(A) $     87,799
      25,000   West Patterson, CA Financing Authority
               Special Tax(1)                                   6.700    09/01/2032   04/26/2028(A)       21,221
       5,000   West Patterson, CA Financing Authority
               Special Tax(1)                                   6.750    09/01/2035   09/01/2017(A)        4,240
     110,000   West Patterson, CA Financing Authority
               Special Tax(1)                                   6.750    09/01/2036   03/22/2027(A)       93,094
      10,000   West Patterson, CA Financing Authority
               Special Tax Community Facilities District(1)     5.600    09/01/2019   09/01/2019           8,544
      60,000   West Sacramento, CA Financing Authority
               Special Tax(1)                                   6.100    09/01/2029   02/15/2026(A)       53,660
       5,000   West Sacramento, CA Improvement Bond Act
               1915(1)                                          8.500    09/02/2017   11/01/2015(B)        5,164
     250,000   West Sacramento, CA Special Tax Community
               Facilities District No. 12(1)                    5.750    09/01/2029   03/01/2010(B)      250,055
      50,000   West Sacramento, CA Special Tax Community
               Facilities District No. 14(1)                    6.125    09/01/2021   11/30/2018(A)       47,986
      10,000   West Sacramento, CA Special Tax Community
               Facilities District No. 17(1)                    5.875    09/01/2033   08/17/2029(A)        8,430
      50,000   West Sacramento, CA Special Tax Community
               Facilities District No. 8 (Southport)(1)         6.500    09/01/2031   08/11/2027(A)       46,119
      25,000   Western CA Municipal Water Districts(1)          7.125    09/02/2014   09/01/2010(B)       25,853
      85,000   Yolo County, CA Hsg. Authority (Russell Park
               Apartments)(1)                                   7.000    11/01/2014   05/01/2010(B)       85,255
      30,000   Yorba Linda, CA Redevel. Agency Tax
               Allocation(1)                                    5.250    09/01/2013   09/01/2010(B)       30,175
      70,000   Yorba Linda, CA Redevel. Agency Tax
               Allocation(1)                                    5.250    09/01/2023   03/25/2022(A)       69,791
      50,000   Yuba City, CA Unified School District COP(1)     4.900    02/01/2011   11/02/2009(B)       50,138
      30,000   Yuba City, CA Unified School District COP(1)     5.250    02/01/2022   11/02/2009(B)       30,011
      25,000   Yucaipa, CA Redevel. Agency (Eldorado Palms
               Mobile Home)(1)                                  6.000    05/01/2030   07/06/2025(A)       23,301
      30,000   Yucaipa, CA Special Tax Community Facilities
               District No. 98-1(1)                             6.000    09/01/2028   01/23/2021(A)       26,541
                                                                                                    ------------
                                                                                                     235,490,152
                                                                                                    ------------
U.S. POSSESSIONS--6.9%
     600,000   Guam Government Waterworks Authority &
               Wastewater System(1)                             6.000    07/01/2025   07/01/2015(B)      602,796
      55,000   Puerto Rico Children's Trust Fund (TASC)(1)      5.375    05/15/2033   10/31/2013(A)       52,492


             34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL                                                                            EFFECTIVE
   AMOUNT                                                      COUPON     MATURITY     MATURITY*        VALUE
------------                                                   ------    ----------   ----------    ------------
U.S. POSSESSIONS CONTINUED
$    360,000   Puerto Rico Commonwealth GO(1)                   5.250%   07/01/2032   10/01/2031(A) $    343,904
     560,000   Puerto Rico Commonwealth GO(1)                   5.625    07/01/2031   07/01/2014(B)      560,521
     300,000   Puerto Rico Highway & Transportation
               Authority(1)                                     5.000    07/01/2035   07/01/2010(D)      303,396
     110,000   Puerto Rico IMEPCF (American Home
               Products)(1)                                     5.100    12/01/2018   12/01/2009(B)      110,248
   4,400,000   Puerto Rico ITEMECF (Cogeneration
               Facilities)(1)                                   6.625    06/01/2026   06/01/2011(B)    4,446,068
     915,000   Puerto Rico ITEMECF (Mennonite General
               Hospital)(1)                                     6.500    07/01/2012   11/02/2009(B)      915,137
     520,000   Puerto Rico ITEMECF (University Plaza)(1)        5.625    07/01/2013   07/01/2010(B)      527,186
     135,000   Puerto Rico Municipal Finance Agency, Series
               A(1)                                             5.500    07/01/2017   11/02/2009(B)      135,162
      75,000   Puerto Rico Port Authority, Series D(1)          6.000    07/01/2021   11/02/2009(B)       75,043
   1,000,000   Puerto Rico Port Authority, Series D(1)          7.000    07/01/2014   11/02/2009(B)    1,002,610
     925,000   Puerto Rico Public Buildings Authority(1)        7.000    07/01/2021   06/01/2014(B)      993,746
   2,600,000   Puerto Rico Public Buildings Authority(1)        7.000    07/01/2025   06/01/2014(B)    2,763,592
   2,500,000   Puerto Rico Sales Tax Financing Corp.,
               Series A(1)                                      6.125    08/01/2029   02/01/2014(B)    2,605,350
     250,000   V.I. Public Finance Authority, Series A(1)       5.250    10/01/2024   10/01/2014(B)      252,685
                                                                                                    ------------
                                                                                                      15,689,936
                                                                                                    ------------
TOTAL INVESTMENTS, AT VALUE (COST $263,925,299)-110.7%                                               251,180,088
                                                                                                    ------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(10.7)                                                         (24,313,909)
                                                                                                    ------------
NET ASSETS-100.0%                                                                                   $226,866,179
                                                                                                    ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

(A.) Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

(B.) Optional call date; corresponds to the most conservative yield calculation.

(D.) Date of mandatory put.

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Zero coupon bond reflects effective yield on the date of purchase.

(3.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(4.) Illiquid security. The aggregate value of illiquid securities as of October
     31, 2009 was $2,119,809, which represents 0.93% of the Fund's net assets. See accompanying Notes.

(5.) When-issued security or delayed delivery to be delivered and settled after October 31, 2009. See accompanying Notes.

(6.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(7.) Issue is in default. See accompanying Notes.

(8.) Non-income producing security.


             35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of October 31, 2009 based on valuation input level:

                              LEVEL 1--         LEVEL 2--            LEVEL 3--
                              UNADJUSTED    OTHER SIGNIFICANT       SIGNIFICANT
                            QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS      VALUE
                            -------------   -----------------   -------------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   California                     $--          $235,490,152            $--            $235,490,152
   U.S. Possessions                --            15,689,936             --              15,689,936
                                  ---          ------------            ---            ------------
Total Assets                      $--          $251,180,088            $--            $251,180,088
                                  ---          ------------            ---            ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG    Association of Bay Area Governments
CDA     Communities Devel. Authority
COP     Certificates of Participation
CVHP    Citrus Valley Health Partners
CVMC    Citrus Valley Medical Center
FF      Feedback Foundation
FH      Foothill Hospital
GO      General Obligation
HFA     Housing Finance Agency
IMEPCF Industrial, Medical and Environmental Pollution Control Facilities ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community
        Facilities
M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC    Olive Crest Treatment Centers
ROLs    Residual Option Longs
SCADP   Southern California Alcohol & Drug Programs
TASC    Tobacco Settlement Asset-Backed Bonds
V.I.    United States Virgin Islands


             36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase


             37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                          WHEN-ISSUED OR DELAYED
                       DELIVERY BASIS TRANSACTIONS
                       ---------------------------
Purchased securities            $3,045,840

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $11,957,000 as of October 31, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 31, 2009, municipal bond holdings with a value of $18,444,103 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $11,957,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At October 31, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:


             38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

PRINCIPAL AMOUNT                     INVERSE FLOATER(1)                  COUPON RATE(2)   MATURITY DATE      VALUE
----------------   ---------------------------------------------------   --------------   -------------   ---------
    $2,953,000     CA Austin Trust Various States Inverse Certificates       8.556%           2/1/42      $2,906,963
     3,000,000     Santa Clara County, CA Financing Authority ROLs(3)       15.720           5/15/36       3,580,140
                                                                                                          ----------
                                                                                                          $6,487,103
                                                                                                          ==========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 36 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $9,000,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of October 31, 2009 is as follows:

Cost                                $416,025
Market Value                        $389,640
Market Value as a % of Net Assets       0.17%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of October 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $263,925,720
                                 ============
Gross unrealized appreciation    $  2,699,332
Gross unrealized depreciation     (15,444,964)
                                 ------------
Net unrealized depreciation      $(12,745,632)
                                 ============


             39 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/10/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/10/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/10/2009